UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                    ---------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                                1013 Centre Road
                              WILMINGTON, DE 19805
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                   Date of fiscal year end: DECEMBER 31, 2003
                                           ------------------

                   Date of reporting period: DECEMBER 31, 2003
                                            ------------------

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.              REPORTS TO STOCKHOLDERS.


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                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  ANNUAL REPORT
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2003

 Shareholder Letter .........................................................  1

 Market Overview ............................................................  2

 Performance Summaries ......................................................  6

 Portfolio of Investments ................................................... 17

 Statements of Assets and Liabilities ....................................... 34

 Statements of Operations ................................................... 36

 Statements of Changes in Net Assets ........................................ 38

 Statements of Changes in Net Assets - Capital Stock Activity ............... 40

 Financial Highlights ....................................................... 42

 Notes to Financial Statements .............................................. 53

 Report of Independent Auditors ............................................. 57

 Management ................................................................. 58
















                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about each portfolio and presents data and analysis that provide insight into each portfolio's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the market overview and discussion of each portfolio's performance, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand how a portfolio's performance and characteristics compare to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and First Trust Advisors personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  ANNUAL REPORT
                                DECEMBER 31, 2003

Dear Shareholders:

It is my pleasure to report that 2003 was a profitable year for shareholders of the First Defined Portfolio Fund, LLC (the "Fund"). I am particularly encouraged by the fact that eight of the eleven portfolios in the Fund posted returns in excess of 30%. The three-year bear market in stocks thankfully ran its course in March. Investor sentiment, in our opinion, showed a marked improvement following the successful completion in early May of the "major combat" phase by U.S. and coalition forces in the war with Iraq.

The state of the U.S. economy improved a great deal as 2003 unfolded. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase in early spring. The combination of low interest rates/low inflation, a pickup in business spending and tax reform helped to fuel economic growth.

The manufacturing sector, which was hit especially hard in the recession of 2001, roared back in the second-half of 2003. The ISM Index, which measures manufacturing activity (a reading of 50 or above indicates expansion), surged from 50.4 in June to 63.6 in December - a 20-year high. The housing market remained robust despite warnings from some pundits to the contrary. Existing home sales reached 6.1 million in 2003, a record high. Overall, the U.S. economy grew by 3.1%.

A potential plus for investors in 2004 is that it will be President Bush's fourth year in office. According to SmartMoney.com, from 1927 through 2002 - encompassing 19 presidential election cycles - the S&P 500's average annual total return was 12%. The average return in the fourth year of a president's term has been 14%.

As always, our approach to investing on behalf of the First Defined Portfolio Fund, LLC is based in the belief that a disciplined buy-and-hold philosophy best suits the long-term investor. The companies selected for our defined sector portfolios are researched and evaluated using database screening techniques, fundamental analysis, and the judgement of our research analysts.

We believe that financial markets set the price of financial securities based upon expectations for future cash flows. It is our contention that successful investors tend to select stocks where management is able to exceed cash flow expectations. Likewise, portfolios derived from indexes will continue to employ unique quantitative strategies that combine historical evidence with common sense to give investors an opportunity to obtain returns greater than that of the actual indexes.

/S/ James A. Bowen
James A. Bowen
President of the First Defined
Portfolio Fund, LLC
February 13, 2004

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OVERVIEW OF THE MARKET
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2003 ANNUAL REPORT

The stock market rally was broad in scope in 2003 as evidenced by the fact that seven of the top ten major sectors tracked by Standard and Poor's posted gains in excess of 20%. Another good indicator of market breadth is to compare the return of the S&P 500 Index, which is market cap weighted, to an equally weighted version. In 2003, the return on the equally weighted version of the S&P 500 Index was 38.7%, vs. 28.7% for the market cap weighted index. From a psychological standpoint, the Dow Jones Industrial Average surpassing the 10,000 barrier on December 11was also a positive for the market. The last time the index was above 10,000 was May 24, 2002.

In addition to market breadth, two other indicators that showed that investors and Corporate America were optimistic about the market in 2003 were margin debt and stock splits. Margin debt reached $173 billion in December 2003, its highest level in 15 months, according to CBSMarketWatch.com. Margin debt stood at $244 billion in January 2000 and peaked at $278.5 billion in March 2000, showing there is a ways to go before the levels in recent years are reached. In 2003, 200 companies announced stock splits, up 7% from 2002, according to StockSplits.net. It was the biggest year for splits since the 375 executed in 2000. Stock splits occur when the market has been trending up, which began in the spring of 2003.

It appears that some significant pent-up buying power was built during the three-year bear market in stocks. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase right about the same time that the U.S. and coalition forces were successfully completing the major combat phase in the war with Iraq. Some other factors that helped push stocks higher in 2003 include: low interest rates/inflation, lower cost of capital for businesses, pickup in business spending, tax reform and a surge in corporate profits.

Historically, small-cap stocks often outperform large-caps in the first year of a bull market. Small-caps delivered as advertised by outperforming large-caps in 2003. The S&P 600 Index, a small cap index, appreciated 38.8% in 2003, vs. a 28.7% gain posted by the S&P 500 Index. In 2003, value investing outpaced growth investing, as measured by Standard & Poor's. The S&P Barra Value Index gained 31.8% while the S&P Barra Growth Index rose 25.7%.

The companies in the S&P 500 Index produced net income of $474 billion in 2003, up from $179 billion in 2002, and higher than the $445 billion posted in 2000, according to Thomson Financial. Profits jumped 17% in 2003, up from a 0.1% gain in 2002. Profits in 2003 fell just shy of the 18% gain posted in 1999.

A year ago at this time we discussed the possibility that stock dividends could be taxed at a lower rate in the future if Congress were to pass President Bush's tax reform proposal into law. President Bush signed the Jobs & Growth Tax Relief Reconciliation Act of 2003 into law on May 28, 2003. The new tax rate on qualified stock dividends has been lowered through 2008 to 15% for taxpayers in higher income tax brackets, and to 5% for those in the 10% and 15% tax brackets. According to Standard & Poor's, out of the approximately 7,000 publicly-traded companies tracked by S&P, 1,630 increased their dividend distributions in 2003, a 14.4% increase over 2002. This was the best year for dividend increases since 1999.

                            DEFINED TARGET PORTFOLIOS

TARGET MANAGED VIP PORTFOLIO
The Target Managed VIP Portfolio achieved a total return of 34.9% in 2003, which outperformed the Russell 3000 Index's total return of 31.1%. The NAV increased from $6.47 to $8.73 during the calendar year. One hundred and six stocks advanced and eleven declined. The top performing stocks were the following:
OmniVision Technology (+307.1%), Hovnanian Enterprises (+174.6%), Coach (+129.3%), Sierra Health Services (+128.6%), Engineered Support System (+125.4%) and Flagstar Bancorp (+102.5%). The stocks that performed the poorest were the following: Koninklijke Ahold N.V. (-39.0%), First Health Group (-19.8%), Coca-Cola (-16.5%), Biosite (-14.9%), Chattem (-12.9%) and FTI Consulting (-12.7%).

DOW(SM) DART 10 PORTFOLIO
The Dow(SM) Dart 10 Portfolio's total return of 19.9% for 2003 lagged the Dow Jones Industrial Average, which achieved a total return of 28.3% last year. The NAV increased from $6.98 to $8.37 during the calendar year. Eight stocks advanced and three declined. Medco Health Solutions, a spin-off of Merck, brought the total number of stocks in the portfolio to 11. The

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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2003 ANNUAL REPORT

deal was executed in August 2003. The top performing stocks were the following:
Medco Health (+65.8%), J.P. Morgan Chase (+58.7%), General Motors (+50.3%), Honeywell Int'l (+42.4%), Citigroup (+41.1%) and Altria (+40.8%). The stocks that performed the poorest were the following: Eastman Kodak (-23.5%) and Merck (-11.1%).

GLOBAL TARGET 15 PORTFOLIO
The Global Target 15 Portfolio slightly outperformed the Morgan Stanley Capital International Developed Markets World Index in 2003, with a total return of 34.1% for this portfolio compared to 33.1% for its benchmark. The NAV increased from $8.24 to $11.05 during the calendar year. Fourteen stocks advanced and one declined. Four DJIA stocks advanced and one declined. All five of the stocks in both the Financial Times Industrial Ordinary Share Index and Hang Seng Index advanced. The top performing stocks were the following: Penninsular (+66.7%), New World Development (+64.7%), BAE Systems (+61.3%), Reuters Group (+59.9%), Citic Pacific (+59.4%) and J.P. Morgan Chase (+58.7%). The only stock that fell was AT&T Corp. (-19.0%).

S&P TARGET 24 PORTFOLIO
The S&P Target 24 Portfolio performance was slightly behind that of the S&P 500 Index in 2003. Its total return was 24.1% compared to 28.7% for its benchmark. The NAV increased from $6.14 to $7.62 during the calendar year. Twenty-one stocks advanced and three declined. The top performing stocks were the following: Cisco Systems (+85.0%), Zimmer Holdings (+69.6%), Starbucks (+62.7%), Fortune Brands (+56.2%), IMS Health (+55.9%) and Apache Corp. (+50.2%). The three stocks that fell were the following: Alltel (-5.9%), Colgate-Palmolive (-2.8%) and Johnson & Johnson (-2.1%).

NASDAQ(R) TARGET 15 PORTFOLIO
The Nasdaq(R) Target 15 Portfolio ended 2003 with a total return of 36.0%, which was significantly below the Nasdaq(R) 100 Index's total return of 49.5%. The NAV increased from $6.83 to $9.29 during the calendar year. Thirteen stocks advanced and two declined. The top performing stocks were the following: Gilead Sciences (+71.4%), Symantec Corp. (+70.3%), American Power Conversion Corp. (+62.8%), Apollo Group (+54.1%) and Henry Schein (+50.2%). The two stocks that fell were First Health (-19.8%) and Lincare Holdings (-4.9%).

10 UNCOMMON VALUES PORTFOLIO
The 10 Uncommon Values Portfolio achieved a total return of 37.0% for 2003, which was significantly ahead of the 28.7% results for the S&P 500 Index. The NAV increased from $3.41 to $4.67 during the calendar year. In the first half of 2003, eight stocks advanced and two declined. In the second half of 2003, which included the new 2003 selections, eight stocks advanced and two declined.

The top performing stocks in the FIRST HALF of 2003 were the following: Capital One (+66.8%), Apollo Group (+43.6%) and McKesson (+31.3%). The two stocks that declined in the FIRST HALF of 2003 were HEALTHSOUTH (-90.0%) and American International Group (-1.5%). The top performing stocks in the SECOND HALF of 2003 were the following: Nextel Communications (+65.5%), Cisco Systems (+43.6%), US Bancorp (+23.8%) and Harrah's (+21.5%). The two stocks that declined in the SECOND HALF of 2003 were Amgen (-4.3%) and JetBlue Airways (-1.2%).

VALUE LINE(R) TARGET 25 PORTFOLIO
The Value Line(R) Target 25 Portfolio significantly outperformed the Russell 3000 Index in 2003. Its total return was 40.9% versus 31.1% for its benchmark. The NAV increased from $2.37 to $3.34 during the calendar year. Twenty-one stocks advanced and four declined. The top performing stocks were the following:
Hovnanian Enterprises (+174.6%), Coach (+129.3%), Chico's FAS (+95.4%), Cognizant Technology Solutions (+89.6%), Western Digital (+84.5%) and GTECH Holdings (+78.9%). The stocks that performed poorly were the following:
Coca-Cola (-16.5%), Biosite (-14.9%), Chattem (-12.9%) and Steris Corp. (-6.8%).

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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2003 ANNUAL REPORT

                            DEFINED SECTOR PORTFOLIOS

ENERGY PORTFOLIO
The Energy Portfolio's total return for 2003 was 31.7%. This performance was better than that achieved by both of the indexes that make up its benchmark as the Russell 1000 Integrated Oil Index was up 26.9% and the Russell 1000 Other Energy Index was up 26.1% last year. The NAV increased from $10.78 to $14.20 during the calendar year. Twenty-three stocks advanced and two declined.

The following S&P group returns reflect how energy stocks fared in 2003:
Integrated Oil & Gas (+26.7%), Oil & Gas Equipment & Services (+24.7%), Oil-Exploration & Production (+23.6%) and Oil & Gas Drilling (+6.7%).

Supply constraints have elevated the price of both oil and natural gas to near-record levels. In 2003, OPEC has made it known that it may alter crude oil production levels in an effort to keep the price of oil at the higher end of its $22-$28 per barrel trading range.

The year-over-year estimated earnings growth rate for the companies in the S&P ENERGY INDEX rose by 58% in 2003, according to Thomson First Call. This compares to annual growth rates of -36.0% and -7.0% for 2002 and 2001, respectively.

The top performing stocks in 2003 were the following: PetroChina (+194.4%), Patina \ Oil & Gas (+94.4%), Canadian Natural Resource (+71.4%), Marathon Oil (+59.9%) and Petro-Canada (+59.5%). The only stocks that fell in 2003 were Weatherford Int'l (-9.8%) and Tidewater (-2.0%).

FINANCIAL SERVICES PORTFOLIO
The Financial Services Portfolio's total return was 33.0% in 2003 and outperformed the Russell 1000 Financial Services Index, which was up 30.5%. The NAV increased from $10.00 to $13.30 during the calendar year. All thirty stocks advanced. The following S&P group returns reflect how financial stocks fared in 2003: Diversified Financials (+42.7%), Banks (+26.7%), Property & Casualty (+26.4%) and Insurance Brokers (+11.4%).

The U.S. securities industry rebounded strongly in 2003, with record profits expected for the year, according to the Securities Industry Association (SIA). The SIA recently revised its earlier estimate of $15 billion in 2003 pre-tax profits to $22.5 billion, which is more than triple the $6.9 billion generated last year and more than the previous record of $21 billion established in 2000. In 2003, banks also enjoyed record profits ($54.9 billion) thanks largely to a robust mortgage market, according to BUSINESSWEEK. The insurance industry has improved following three challenging years. Companies have successfully increased premiums - double-digit increases on some product lines. Financials are the largest sector weighting in the S&P 500 Index at 20.7%.

PHARMACEUTICAL PORTFOLIO
The Pharmaceutical Portfolio was up in 2003 by 19.7% and outperformed the Russell 1000 Healthcare Index's total return of 17.6%. The NAV increased from $8.65 to $10.35 during the calendar year. Sixteen stocks within this portfolio advanced and four declined.

Despite the concerns over rising health care costs, the Medicare reform bill was passed by Congress in November. It did not include price controls. Drug stocks have been performing better since the passage of the Medicare bill, which contained a prescription drug benefit for seniors. The lack of price controls was critical to this industry because companies collectively spend an estimated $32 billion a year on R&D and spend $800 million on average to develop and market new drugs, according to the Pharmaceutical Research and Manufacturers of America (PhRMA).

The following S&P group returns reflect how health care stocks fared in 2003:
Biotechnology (+28.9%) and Pharmaceuticals (+8.8%).

The year-over-year earnings growth rate for the companies in the S&P HEALTH CARE INDEX was 10% in 2003, according to Thomson First Call. This compares to annual growth rates of 5.0% and 13.0% for 2002 and 2001, respectively.

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--------------------------------------------------------------------------------
OVERVIEW OF THE MARKET - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2003 ANNUAL REPORT

The top performing stocks in 2003 were the following: Barr Pharmaceuticals (+77.3%), Teva Pharmaceutical Industries (+47.6%), Novo Nordisk A/S (+43.5%) and AstraZeneca (+40.1%). The stocks that declined in 2003 were the following:
Biovail (-18.6%), Merck (-11.1%), Medimmune (-6.6%) and Johnson & Johnson
(-2.1%).

The year-over-year earnings growth rate for the companies in the S&P FINANCIALS INDEX was 18% in 2003, according to Thomson First Call. This compares to annual growth rates of 13.0 and -7.0% for 2002 and 2001, respectively.

The top performing stocks in 2003 were the following: Capital One (+106.6%), Countrywide Financial (+96.9%), Doral Financial (+71.4%), Merrill Lynch (+56.2%), Everest Re Group (+53.6%) and Morgan Stanley (+47.3%).

TECHNOLOGY PORTFOLIO
The Technology Portfolio was up substantially in 2003 but lagged the Russell 1000 Technology Index. This portfolio's total return was 46.6%, compared to 49.0% for its benchmark. The NAV increased from $3.39 to $4.97 during the calendar year. All twenty-five stocks within the portfolio advanced.

The following S&P group returns reflect how technology stocks fared in 2003:
Communications-Equipment (+78.9%), Computers & Peripherals (+31.5%) and Software & Services (+22.9%). The Philadelphia Semiconductor Index gained 76.0%.

The combination of an increase in business spending, declining prices on many products and services and cost-cutting initiatives, in our opinion, helped boost the sales and profits of technology companies in 2003. Tax reform contributed as well by providing companies with accelerated depreciation incentives on equipment purchased by the end of 2004.

The year-over-year earnings growth rate for the companies in the S&P INFORMATION TECHNOLOGY INDEX rose an estimated 87% in 2003, according to Thompson First Call. This compares to annual growth rates of 2.0% and -62.0% for 2002 and 2001, respectively.

The top performing stocks in 2003 were the following: Veritas Software (+137.0%), Broadcom (+125.9%), SAP AG (+113.9%), Intel (+106.4%), Electronic
Arts (+91.6%) and UTStarcom (+86.9%).

--------------------------------------------------------------------------------
 PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

TARGET MANAGED VIP PORTFOLIO 1                                 DECEMBER 31, 2003

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003



   Target                                Target                               Target
   Managed     Dow Jones    Russell      Managed     Dow Jones    Russell     Managed     Dow Jones   Russell
    Vip       Industrial     3000          Vip       Industrial    3000        Vip       Industrial    3000
  Portfolio     Ave.**      Index***    Portfolio      Ave.**     Index***   Portfolio     Ave.**    Index ***
  ---------   ----------   ---------    ---------    ----------  ---------   ---------   ----------  ---------
                1999                                    2000                                2001
    -19.6%      9.0%         12.6%        7.2%          -4.7%       -7.5%      -5.0%        -5.5%     -11.4%


   Target                                Target
   Managed     Dow Jones    Russell      Managed     Dow Jones    Russell
    Vip       Industrial     3000          Vip       Industrial    3000
  Portfolio     Ave.**      Index***    Portfolio      Ave.**     Index***
  ---------   ----------   ---------    ---------    ----------  ---------
                2002                                    2003

    -21.0%     -15.0%       -21.5%        34.9%         28.3%      31.1%



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003


              Target
              Managed
               VIP              Dow Jones                Russell
             Portfolio      Industrial Average**       3000 Index***
             ---------      --------------------      --------------
Oct 99       $10,000.00          $10,000.00              $10,000.00
Dec 99        $8,040.00          $10,896.00              $11,262.00
Dec 00        $8,620.00          $10,382.00              $10,420.00
Dec 01        $8,190.00           $9,816.00               $9,229.00
Dec 02        $6,470.00           $8,343.00               $7,241.00
Dec 03        $8,730.00          $10,700.00               $9,500.00





                                   10/6/99     12/31/99     12/31/00       12/31/01      12/31/02     12/31/03
                                   -------     --------     --------       --------      --------     --------
Target Managed VIP Portfolio      $10,000      $8,040        $8,620        $8,190         $6,470       $8,730
Dow Jones Industrial Avg.**        10,000      10,896        10,382         9,816          8,343       10,700
Russell 3000 Index***              10,000      11,262        10,420         9,229          7,241        9,500

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio             10/6/99              -12.7%                -3.2%                    34.9%
Dow Jones Industrial Avg.**                                     7.0                  1.6                     28.3
Russell 3000 Index***                                          -5.0                 -1.2                     31.1

  *  The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.
 ** The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)
*** The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio represents approximately 98% of the investable U.S. equity market. (Bloomberg)

1. Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the DowSM Target 5 Portfolio to the Target Managed VIP Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.

--------------------------------------------------------------------------------
 PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
THE DOW(SM) DART 10 PORTFOLIO                                  DECEMBER 31, 2003


All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003



        DART 10               Dow Jones             DART 10               Dow Jones
        Portfolio           Industrial Avg.**       Portfolio           Industrial Avg.**
        ----------          -----------------       ----------          -----------------
                     1999*                                       2000
          -7.8%                   9.0%                  8.7%                  -4.7%




         DART 10               Dow Jones             DART 10               Dow Jones
        Portfolio           Industrial Avg.**       Portfolio           Industrial Avg.**
        ----------          -----------------       ----------          -----------------
                     2001                                        2002
          -14.8%                 -5.5%               -18.3%                  -15.0



         DART 10               Dow Jones
        Portfolio           Industrial Avg.**
        ----------          -----------------
                     2003
          %19.9%                 28.3%



                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003



                  DART 10 Portfolio    Dow Jones Industrial Avg.**
                  -----------------    ---------------------------
Oct 99               $10,000.00                $10,000.00
Dec 99                $9,220.00                $10,896.00
Dec 00               $10,020.00                $10,382.00
Dec 01                $8,540.00                 $9,816.00
Dec 02                $6,980.00                 $8,343.00
Dec 03                $8,370.00                $10,700.00





                                    10/6/99    12/31/99     12/31/00       12/31/01      12/31/02      12/31/03
                                    -------    --------     --------       --------      --------      --------
 DART 10 Portfolio                 $10,000      $9,220       $10,020        $8,540         $6,980       $8,370
 Dow Jones Industrial Avg.**        10,000      10,896        10,382         9,816          8,343       10,700


RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------
DART 10 Portfolio                        10/6/99             -16.3%                 -4.1%                  19.9%
Dow Jones Industrial Avg.**                                    7.0                   1.6                   28.3

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   **The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)

--------------------------------------------------------------------------------
 PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
GLOBAL TARGET 15 PORTFOLIO                                     DECEMBER 31, 2003

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003


      Global Target     MSCI World     Global Target     MSCI World
      15 Portfolio        Index**      15 Portfolio        Index**
      ------------      ----------     ------------      ----------
                    1999*                          2000
         -2.9%              14.0%           2.0%            -14.1%

      Global Target     MSCI World     Global Target     MSCI World
      15 Portfolio        Index**      15 Portfolio        Index**
      ------------      ----------     ------------      ----------
                    2001                           2002

         -2.4%             -17.8%         -14.7%            -19.9%


      Global Target     MSCI World
      15 Portfolio        Index**
      ------------      ----------
                    2003
         34.1%              33.1%



                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003



              Global Target
              15 Portfolio          MSCI World Index**
              -------------         -----------------
Oct 99          $10,000.00             $10,000.00
Dec 99           $9,710.00             $11,395.00
Dec 00           $9,900.00              $9,794.00
Dec 01           $9,660.00              $8,048.00
Dec 02           $8,240.00              $6,502.00
Dec 03          $11,050.00              $8,650.00



                                  10/6/99    12/31/99      12/31/00      12/31/01       12/31/02     12/31/03
                                  -------    --------      --------      --------       --------     --------
Global Target 15 Portfolio        $10,000      $9,710        $9,900        $9,660         $8,240      $11,050
MSCI World Index**                 10,000      11,395         9,794         8,048          6,502        8,650

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------
Global Target 15 Portfolio               10/6/99               10.5%                 2.4%                   34.1%
MSCI World Index**                                            -13.5                 -3.4                    33.1

 *   The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

** The Morgan Stanley Capital International Developed Markets World Index ("MSCI") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
S&P(R)TARGET 24 PORTFOLIO 1                                    DECEMBER 31, 2003

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003


     S&P Target                           S&P Target
    24 Portfolio      S&P 500 Index**    24 Portfolio      S&P 500 Index**
    ------------      ---------------    ------------      ---------------
                 1999*                                2000
       18.3%               11.2%            -19.4%              -9.1%


     S&P Target                           S&P Target
    24 Portfolio      S&P 500 Index**    24 Portfolio      S&P 500 Index**
    ------------      ---------------    ------------      ---------------
                 2001                                 2002
      -24.6%              -16.9%            -14.6%             -22.1%

     S&P Target
    24 Portfolio      S&P 500 Index**
    ------------      ---------------
                 2003
       24.1%               28.7%




                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003


                 S&P Target
                24 Portfolio            S&P 500 Index**
                ------------            ---------------
Oct 99           $10,000.00                 $10,000.00
Dec 99           $11,830.00                 $11,115.00
Dec 00            $9,540.00                 $10,104.00
Dec 01            $7,190.00                  $8,903.00
Dec 02            $6,140.00                  $6,935.00
Dec 03            $7,260.00                  $8,920.00




                                    10/6/99    12/31/99      12/31/00      12/31/01       12/31/02     12/31/03
                                    -------    --------      --------      --------       --------     --------
 S&P Target 24 Portfolio           $10,000     $11,830        $9,540        $7,190         $6,140       $7,620
 S&P 500 Index**                    10,000      11,115        10,104         8,903          6,935        8,920

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------
S&P Target 24 Portfolio                  10/6/99               -23.8%               -6.2%                    24.1%
S&P 500 Index**                                                -10.8                -2.7                     28.7

*    The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

** The Standard & Poor's Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

1. Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the S&PTarget 10 Portfolio to the S&P Target 24 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.

--------------------------------------------------------------------------------
 PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
NASDAQ(R)TARGET 15 PORTFOLIO                                   DECEMBER 31, 2003

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003


NASDAQ Target            NASDAQ                NASDAQ              NASDAQ Target            NASDAQ                NASDAQ
15 Portfolio        Composite Index**       100 Index***           15 Portfolio        Composite Index**       100 Index***
                          1999*                                                             2000
   46.0%                  42.5%                 46.4%                 -11.8%               -39.2%                 -36.8%


NASDAQ Target            NASDAQ                NASDAQ              NASDAQ Target            NASDAQ                NASDAQ
15 Portfolio        Composite Index**       100 Index***           15 Portfolio        Composite Index**       100 Index***
                          2001                                                              2002
   -28.2%                -20.8%                -32.6%                 -26.2%               -31.3%                 -37.5%



             NASDAQ Target         NASDAQ
             15 Portfolio        100 Index***
                          2003
                 36.0%             49.5%


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003


            NASDAQ Target
            15 Portfolio    NASDAQ Composite Index**   NASDAQ 100 Index***
            -------------   ------------------------   -------------------
Oct 99        $10,000.00          $10,000.00                $10,000.00
Dec 99        $14,600.00          $14,251.00                $14,644.00
Dec 00        $12,880.00           $8,677.00                 $9,251.00
Dec 01         $9,250.00           $6,864.00                 $6,234.00
Dec 02         $6,830.00           $4,718.00                 $3,894.00
Dec 03         $9,290.00                0.00                 $5,820.00





                                  10/6/99     12/31/99     12/31/00       12/31/01      12/31/02      12/31/03
                                  -------     --------     --------       --------      --------      --------
Nasdaq Target 15 Portfolio        $10,000     $14,600       $12,880        $9,250         $6,830       $9,290
Nasdaq Composite Index**           10,000      14,251         8,667         6,864          4,718           --
Nasdaq 100 Index***                10,000      14,644         9,251         6,234          3,894        5,820

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------------
Nasdaq Target 15 Portfolio               10/6/99              -7.1%                 -1.7%                    36.0%
Nasdaq 100 Index***                                          -41.8                 -12.0                     49.5

  *  The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

 ** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.

*** The Nasdaq 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO                       DECEMBER 31, 2003

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003


   10 Uncommon       S&P 500      Nasdaq Composite         10 Uncommon       S&P 500      Nasdaq Composite
     Values           Index**         Index***               Values          Index**         Index***
   -----------       --------     -----------------        -----------      ---------     ----------------
                      1999*                                                   2000
      14.0%           11.2%            42.5%                -26.4%           -9.1%            -39.2%


   10 Uncommon       S&P 500      Nasdaq Composite         10 Uncommon       S&P 500      Nasdaq Composite
     Values           Index**         Index***               Values          Index**         Index***
   -----------       --------     -----------------        -----------      ---------     ----------------
                      1999*                                                   2000
     -35.6%          -16.9%           -20.8%                -36.9%          -22.1%            -31.3%


   10 Uncommon       S&P 500
     Values           Index**
   -----------       --------
               2003
      37.0%           28.7%


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003


               First Trust                              NASDAQ
           10 Uncommon Values    S&P 500 Index**   Composite Index***
           ------------------    ---------------   ------------------
Oct 99         $10,000.00            $10,000.00        $10,000.00
Dec 99         $11,400.00            $11,115.00        $14,251.00
Dec 00          $8,390.00            $10,104.00         $8,667.00
Dec 01          $5,400.00             $8,903.00         $6,864.00
Dec 02          $3,410.00             $6,935.00         $4,718.00
Dec 03          $4,670.00             $8,920.00              0.00


                                 10/6/99     12/31/99     12/31/00       12/31/01      12/31/02      12/31/03
                                 -------     --------     --------       --------      --------      --------
 First Trust 10 Uncommon Values  $10,000     $11,400        $8,390        $5,400         $3,410       $4,670
 S&P500 Index**                   10,000      11,115        10,104         8,903          6,935        8,920
 Nasdaq Composite Index***        10,000      14,251         8,667         6,864          4,718           --

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------
First Trust 10 Uncommon Values           10/6/99              -53.3%               -16.4%                    37.0%
S&P 500 Index.**                                              -10.8                 -2.7                     28.7

  *  The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

 ** The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

*** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.

--------------------------------------------------------------------------------
 PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
VALUE LINE TARGET 25 PORTFOLIO(1)                              DECEMBER 31, 2003


All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003

Value Line Target     Nasdaq Composite   DJ Comp Internet      Russell 3000
  25 Portfolio            Index**            Index***            Index****
  ------------        ----------------   ----------------      ------------
                                    1999*

       63.3%              42.5%               59.1%               12.6%

Value Line Target     Nasdaq Composite   DJ Comp Internet      Russell 3000
  25 Portfolio            Index**            Index***            Index****
  ------------        ----------------   ----------------      ------------
                                    2000
      -42.9%             -39.2%              -66.0%              -7.5%

Value Line Target     Nasdaq Composite   DJ Comp Internet      Russell 3000
  25 Portfolio            Index**            Index***            Index****
  ------------        ----------------   ----------------      ------------
                                    2001
      -55.5%             -20.8%              -54.4%             -11.4%



Value Line Target     Nasdaq Composite   DJ Comp Internet      Russell 3000
  25 Portfolio            Index**            Index***            Index****
  ------------        ----------------   ----------------      ------------
                                    2002
      -42.9%             -31.3%              -38.9%             -21.5%



Value Line Target       Russell 3000
  25 Portfolio            Index****
  ------------        ----------------
                 2003
       40.9%              31.1%



                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC




                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003

                  Value
                  Line                           DJ
                 Target          NASDAQ          Comp           Russell
                   25           Composite      Internet          3000
                Portfolio        Index**       Index***        Index ****
                ---------       ---------      --------        ----------
 Oct 99         $10,000.00      $10,000.00    $10,000.00        $10,000.00
 Dec 99         $16,330.00      $14,251.00    $15,905.00        $11,262.00
 Dec 00          $9,320.00       $8,667.00     $5,403.00        $10,420.00
 Dec 01          $4,150.00       $6,864.00     $2,465.00         $9,229.00
 Dec 02          $2,370.00       $4,718.00     $1,507.00         $7,241.00
 Dec 03          $3,340.00            0.00          0.00         $9,500.00


                                  10/6/99     12/31/99     12/31/00       12/31/01      12/31/02      12/31/03
                                  -------     --------     --------       --------      --------      --------
 Value Line Target 25 Portfolio   $10,000     $16,330        $9,320        $4,150         $2,370       $3,340
 Nasdaq Composite Index**          10,000      14,251         8,667         6,864          4,718           --
 DJ Comp Internet Index***         10,000      15,905         5,403         2,465.         1,507           --
 Russell 3000 Index****            10,000      11,262        10,420         9,229          7,241        9,500

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------
Value Line Target 25 Portfolio           10/6/99              -66.6%               -22.8%                    40.9%
Russell 3000 Index ****                                        -5.0                 -1.2                     31.1

*    The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.
** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
*** The Dow Jones Composite Internet Index is a modified capitalization-weighted index. The index is intended to track performance of companies that are involved in internet related activities. The index consists of 40 stocks. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
**** The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio represents approximately 98% of the investable U.S. equity market. (Bloomberg)

1. Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided reflect the Fund's performance prior to the name change and the change of the primary investment strategy.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
ENERGY PORTFOLIO                                               DECEMBER 31, 2003

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003


                           AMEX DB       Russell 1000      Russell 1000
 Energy       S&P 500      Energy       Integrated Oil     Other Energy
Portfolio     Index**      Index***        Index+            Index++
---------     --------     --------     --------------     -------------
                                1999*
  12.3%          11.2%       %1.5%           3.1%               6.2%

                           AMEX DB       Russell 1000      Russell 1000
 Energy       S&P 500      Energy       Integrated Oil     Other Energy
Portfolio     Index**      Index***        Index+            Index++
---------     --------     --------     --------------     -------------
                                2000
  41.3%          -9.1%       37.0%          12.6%              69.1%

                           AMEX DB       Russell 1000      Russell 1000
 Energy       S&P 500      Energy       Integrated Oil     Other Energy
Portfolio     Index**      Index***        Index+            Index++
---------     --------     --------     --------------     -------------
                                2001
 -28.9%         -16.9%       -7.1%         -10.6%             -43.3%

                           AMEX DB       Russell 1000      Russell 1000
 Energy       S&P 500      Energy       Integrated Oil     Other Energy
Portfolio     Index**      Index***        Index+            Index++
---------     --------     --------     --------------     -------------
                                2002
  -4.5%         -22.1%       -4.3%         -12.7%             -20.6%

                 Russell 1000      Russell 1000
 Energy         Integrated Oil     Other Energy
Portfolio          Index+            Index++
---------       --------------     -------------
                     2003
  31.7%             26.9%              26.1%


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003



                          S&P         AMEX DB   Russell 1000    Russell 1000
            Energy        500         Energy     Integrated     Other Energy
           Portfolio    Index**      Index***    Oil Index+        Index++
           ---------    -------      ---------  ------------    ------------
Oct 99     $10,000.00   $10,000.00   $10,000.00    $10,000.00     $10,000.00
Dec 99     $11,230.00   $11,115.00   $10,146.00    $10,307.00     $10,617.00
Dec 00     $15,870.00   $10,104.00   $13,895.00    $11,601.00     $17,953.00
Dec 01     $11,290.00    $8,903.00   $12,908.00    $10,377.00     $10,174.00
Dec 01     $10,780.00    $6,935.00   $12,354.00     $9,061.00      $8,082.00
Dec 03     $14,200.00         0.00         0.00    $11,500.00     $10,190.00





                                  10/6/99     12/31/99     12/31/00       12/31/01      12/31/02      12/31/03
                                  -------     --------     --------       --------      --------      --------
Energy Portfolio                  $10,000     $11,230       $15,870       $11,290        $10,780      $14,200
S&P500 Index**                     10,000      11,115        10,104         8,903          6,935           --
Amex DB Energy Index***            10,000      10,146        13,895        12,908         12,354           --
Russell 1000 Integrated Oil Index+ 10,000      10,307        11,601        10,377          9,061       11,500
Russell 1000 Other Energy Index++  10,000      10,617        17,953        10,174          8,082       10,190

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------
Energy Portfolio                         10/6/99                42.0%                 8.6%                    31.7%
Russell 1000 Integrated Oil Index+                              15.0                  3.3                     26.9
Russell 1000 Other Energy Index++                                1.9                  0.4                     26.1

  *  The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.
 ** The Standard & Poor's Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
*** The AMEX Deutsche Bank Energy Index is an equal dollar-weighted index of 30 widely held companies involved in producing and providing different energy products. The industries represented by these companies are domestic and international oil producers, refiners and transmitters, oil equipment and drillers, and natural gas producers. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
  + The Russell 1000 Integrated Oil Index is a capitalization-weighted index of companies involved in all parts of the exploration, production, and refining process. (Bloomberg)
 ++ The Russell 1000 Other Energy Index is a capitalization-weighted index of companies in the energy-related businesses other than integrated oils. (Bloomberg)

--------------------------------------------------------------------------------
 PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
FINANCIAL SERVICES PORTFOLIO                                   DECEMBER 31, 2003

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003



  Financial Services       S&P 500     S&P Financials    Russell 1000 Financial
     Portfolio             Index**        Index***          Services Index****
  ------------------       -------     --------------    ----------------------
                                  1999*
        4.9%                 11.2%         3.7%                    3.9%

  Financial Services       S&P 500     S&P Financials    Russell 1000 Financial
     Portfolio             Index**        Index***          Services Index****
  ------------------       -------     --------------    ----------------------
                                  2000
       24.8%                 -9.1%        26.1%                   26.2%



  Financial Services       S&P 500     S&P Financials    Russell 1000 Financial
     Portfolio             Index**        Index***          Services Index****
  ------------------       -------     --------------    ----------------------
                                  2001
      -10.8%                -16.9%        -8.9%                  -14.1%


  Financial Services       S&P 500     S&P Financials    Russell 1000 Financial
     Portfolio             Index**        Index***          Services Index****
  ------------------       -------     --------------    ----------------------
                                  2002
      -14.4%                -22.1%       -14.6%                  -15.3%


  Financial Services      Russell 1000 Financial
     Portfolio               Services Index****
  ------------------      ----------------------
                     2003
       33.0%                      30.5%



                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          OCT. 6, 1999 - DEC. 31, 2003


                                                   Russell 1000
             Financial       S&P           S&P       Financial
             Services       500        Financials   Services
             Portfolio     Index**       Index***   Index ****
             ---------     -------      ----------  -----------
Oct 99      $10,000.00    $10,000.00    $10,000.00   $10,000.00
Dec 99      $10,490.00    $11,115.00    $10,374.00   $10,389.00
Dec 00      $13,090.00    $10,104.00    $13,080.00   $13,115.00
Dec 01      $11,680.00     $8,903.00    $11,908.00   $11,268.00
Dec 02      $10,000.00     $6,935.00    $10,166.00    $9,544.00
Dec 03      $13,300.00          0.00          0.00   $12,730.00




                                          10/6/99     12/31/99     12/31/00    12/31/01     12/31/02    12/31/03
                                         --------     --------     --------    --------     --------    --------
Financial Services Portfolio             $10,000       $10,490      $13,090     $11,680      $10,000    $13,300
S&P500 Index**                            10,000        11,115       10,104       8,903        6,935         --
S&P Financials Index***                   10,000        10,374       13,080      11,908       10,166         --
Russell 1000 Financial Services Index**** 10,000        10,389       13,115      11,268        9,544     12,730

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------
Financial Services Portfolio             10/6/99               33.0%                 6.9%                   33.0%
Russell 1000 Financial Services Index****                      27.3                  5.9                    30.5

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. ** The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
 *** The Standard & Poor's Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard & Poor's 500 Index. The index consists of 73 stocks. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
**** The Russell 1000 Financial Services Index is a capitalization-weighted index of companies that provide financial services. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
PHARMACEUTICAL PORTFOLIO                                       DECEMBER 31, 2003

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003


  Phamaceutical      S&P 500         AMEX Pharmaceutical       Russell 1000
    Portfolio         Index**             Index***          Healthcare Index****
  -------------     ----------       -------------------    --------------------
                                1999*
     3.7%             11.2%               -4.0%                    -2.2%


  Phamaceutical      S&P 500         AMEX Pharmaceutical       Russell 1000
    Portfolio         Index**             Index***          Healthcare Index****
  -------------     ----------       -------------------    --------------------
                                2000
    30.6%             -9.1%               29.5%                     34.2%


  Phamaceutical      S&P 500         AMEX Pharmaceutical       Russell 1000
    Portfolio         Index**             Index***          Healthcare Index****
  -------------     ----------       -------------------    --------------------
                                2001
   -10.9%            -16.9%              -13.6%                    -12.1%


  Phamaceutical      S&P 500         AMEX Pharmaceutical       Russell 1000
    Portfolio         Index**             Index***          Healthcare Index****
  -------------     ----------       -------------------    --------------------
                                2002
   -28.3%            -22.1%              -20.2%                    -20.4%


  Phamaceutical         Russell 1000
    Portfolio        Healthcare Index****
  -------------      --------------------
                  2003
    19.7%                       17.6%



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003



                              S&P          AMEX        Russell 1000
          Pharmaceutical      500      Pharmaceutical    Healthcare
            Portfolio       Index**      Index***       Index****
          -------------     -------    -------------   ------------
Oct 99      $10,000.00    $10,000.00    $10,000.00       $10,000.00
Dec 99      $10,370.00    $11,115.00     $9,602.00        $9,776.00
Dec 00      $13,540.00    $10,104.00    $12,433.00       $13,121.00
Dec 01      $12,060.00     $8,903.00    $10,742.00       $11,535.00
Dec 02       $8,650.00     $6,935.00     $8,776.00        $9,178.00
Dec 03      $10,350.00          0.00          0.00       $10,560.00


                                        10/6/99     12/31/99     12/31/00    12/31/01     12/31/02    12/31/03
                                        -------     --------     --------    --------     --------    --------
Pharmaceutical Portfolio               $10,000       $10,370      $13,540     $12,060       $8,650    $10,350
S&P 500 Index**                         10,000        11,115       10,104       8,903        6,935         --
AMEX Pharmaceutical Index***            10,000         9,602       12,433      10,742        8,776         --
Russell 1000 Healthcare index****       10,000         9,776       13,121      11,535        9,178     10,560

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Portfolio                 10/6/99                3.5%                 0.8%                   19.7%
Russell 1000 Healthcare Index****                               5.6                  1.3                    17.6

*    The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.
** The Standard & Poor's Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
*** The AMEX Pharmaceutical Index is a capitalization-weighted index designed to represent a cross section of widely held, highly capitalized companies involved in various phases of the pharmaceutical industry. The index consists of 15 stocks. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
**** The Russell 1000 Healthcare Index is a capitalization-weighted index of companies involved in medical services or health care. (Bloomberg)

--------------------------------------------------------------------------------
 PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO                                           DECEMBER 31, 2003

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased. Returns assume reinvestment of dividends.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2003

Technology    Nasdaq Composite   MS High Tech      Russell 1000
Portfolio         Index**           Index***    Technology Index****
----------    ----------------   ------------   --------------------
                             1999*
  34.1%            42.5%              42.1%            32.2%

Technology    Nasdaq Composite   MS High Tech      Russell 1000
Portfolio         Index**           Index***    Technology Index****
----------    ----------------   ------------   --------------------
                             2000
 -23.6%           -39.2%             -27.3%           -34.0%


Technology    Nasdaq Composite   MS High Tech      Russell 1000
Portfolio         Index**           Index***    Technology Index****
----------    ----------------   ------------   --------------------
                             2001
 -43.5%           -20.8%             -23.9%           -29.9%

Technology    Nasdaq Composite   MS High Tech      Russell 1000
Portfolio         Index**           Index***    Technology Index****
----------    ----------------   ------------   --------------------
                             2002
 -41.5%           -31.3%             -43.1%           -38.7%

Technology       Russell 1000
Portfolio     Technology Index****
----------    --------------------
           2003
   46.6%             49.0%



                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           OCT. 6, 1999-DEC. 31, 2003


                           NASDAQ        MS       Russell 1000
          Technology      Composite   High Tech    Technology
           Portfolio       Index**    Index***     Index****
          ----------      ---------   ---------   ------------

Oct 99     $10,000.00    $10,000.00    $10,000.00   $10,000.00
Dec 99     $13,410.00    $14,251.00    $14,213.00   $13,216.00
Dec 00     $10,250.00     $8,667.00    $10,330.00    $8,721.00
Dec 01      $5,790.00     $6,864.00     $7,857.00    $6,118.00
Dec 02      $3,390.00     $4,718.00     $4,469.00    $3,750.00
Dec 03      $4,970.00          0.00          0.00    $5,590.00



                                          10/6/99     12/31/99     12/31/00    12/31/01     12/31/02    12/31/03
                                          -------     --------     --------    --------     --------    --------
Technology Portfolio                     $10,000       $13,410      $10,250      $5,790       $3,390     $4,970
Nasdaq Composite Index**                  10,000        14,251        8,667       6,864        4,718         --
MS High Tech Index***                     10,000        14,213       10,330       7,857        4,469         --
Russell 1000 Technology Index****         10,000        13,216        8,721       6,118        3,750      5,590

RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2003

                                                            CUMULATIVE         AVERAGE ANNUAL               1 YEAR
                                      INCEPTION                TOTAL            TOTAL RETURN                ANNUAL
                                         DATE                 RETURN          (SINCE INCEPTION)          TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                    10/6/99               -50.3%               -15.2%                    46.6%
Russell 1000 Technology Index****                             -44.1                -12.8                     49.0

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999. ** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
 *** The Morgan Stanley High Tech Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors: computer services, design software, server software, PC software, and new media, networking and telecom equipment, server hardware, PC hardware and peripherals, specialized systems, and semiconductors. (Bloomberg) As of December 31, 2003, this index is no longer used for the benchmark comparison.
**** The Russell 1000 Technology Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. (Bloomberg)

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - 100.2%

              BANKS - 11.4%
      9,337   Abbey National PLC, Sponsored ADR ................ $    177,510
     10,001   ABN AMRO Holding NV, Sponsored ADR ...............      234,824
      7,282   Bank of America Corp. ............................      585,691
      7,363   Credit Suisse Group, Sponsored ADR ...............      267,498
      2,338   East-West Bancorp, Inc. ..........................      125,504
      9,146   Fortis, Sponsored ADR ............................      184,235
      2,861   HSBC Holdings PLC, Sponsored ADR .................      225,504
      5,506   Lloyds TSB Group PLC, Sponsored ADR ..............      179,220
      2,850   Texas Regional Bancshares, Inc. ..................      105,450
      3,844   UCBH Holdings, Inc. ..............................      149,801
        965   Union Planters Corp. .............................       30,388
      1,639   Wintrust Financial Corp. .........................       73,919
                                                                 -------------
                                                                    2,339,544
                                                                 -------------
              RETAIL - 8.1%
      3,805   Bed, Bath & Beyond, Inc.* ........................      164,947
      1,834   Brown Shoe Company, Inc. .........................       69,563
      8,954   Claire's Stores, Inc. ............................      168,693
      4,540   Fossil, Inc.* ....................................      127,165
      2,298   Guitar Center, Inc.* .............................       74,869
      2,043   Lone Star Steakhouse & Saloon, Inc. ..............       47,357
      3,518   Nu Skin Enterprises, Inc. - Class A ..............       60,123
      2,451   P.F. Chang's China Bistro, Inc.* .................      124,707
      2,677   Panera Bread Company* ............................      105,822
      9,650   PETsMART, Inc. ...................................      229,670
     10,770   Ross Stores, Inc. ................................      284,651
      1,298   Sharper Image Corp.* .............................       42,380
      5,070   Starbucks Corp.* .................................      167,614
                                                                 -------------
                                                                    1,667,561
                                                                 -------------
              AUTO MANUFACTURERS - 8.0%
     13,656   General Motors Corp. .............................      729,230
     40,804   Nissan Motor Company Ltd., Sponsored ADR .........      916,458
                                                                 -------------
                                                                    1,645,688
                                                                 -------------
              PHARMACEUTICALS - 7.9%
     12,795   Forest Laboratories, Inc.* .......................      790,731
      6,255   Gilead Sciences, Inc.* ...........................      363,666
      8,008   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR .................................      454,133
                                                                 -------------
                                                                    1,608,530
                                                                 -------------
              INDUSTRIAL - 7.0%
      1,961   A.O. Smith Corp. .................................       68,733
      5,987   American Power Conversion Corp. ..................      146,382
      2,222   Ball Corp. .......................................      132,365
      3,628   Benchmark Electronics, Inc.* .....................      126,291
      2,405   Gentex Corp. .....................................      106,205
     22,468   Honeywell International, Inc. ....................      751,105
      5,873   Lennox International, Inc. .......................       98,079
                                                                 -------------
                                                                    1,429,160
                                                                 -------------

                   See Notes to Financial Statements.                    Page 17

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - (CONTINUED)

              FOOD, BEVERAGE & TOBACCO - 6.9%
     15,628   Altria Group, Inc. ............................... $    850,476
      1,398   Anheuser-Busch Companies, Inc. ...................       73,647
      8,019   British American Tobacco PLC, Sponsored ADR ......      221,886
        393   Coca-Cola Bottling Company Consolidated ..........       21,021
     12,521   Koninklijke Ahold NV, Sponsored ADR ..............       97,163
      1,211   Peet's Coffee & Tea, Inc.* .......................       21,083
      1,786   Whole Foods Market, Inc. .........................      119,894
                                                                 -------------
                                                                    1,405,170
                                                                 -------------
              SOFTWARE & SERVICES - 5.5%
        663   IMS Health, Inc. .................................       16,482
     67,171   Oracle Corp.* ....................................      886,657
      1,632   Pixar, Inc.* .....................................      113,082
      4,032   Take-Two Interactive Software, Inc.* .............      116,162
                                                                 -------------
                                                                    1,132,383
                                                                 -------------
              HEALTHCARE PRODUCTS - 5.4%
        722   Biosite, Inc.* ...................................       20,902
      1,350   Henry Schein, Inc.* ..............................       91,233
      1,363   IDEXX Laboratories, Inc.* ........................       63,080
     16,359   Johnson & Johnson ................................      845,106
      1,819   Mentor Corp. .....................................       43,765
        456   Zimmer Holdings, Inc.* ...........................       32,102
                                                                 -------------
                                                                    1,096,188
                                                                 -------------
              COMMERCIAL SERVICES - 3.7%
      5,383   Apollo Group, Inc. - Class A* ....................      366,044
      1,729   Corinthian Colleges, Inc.* .......................       96,063
        472   Deluxe Corp. .....................................       19,508
      2,354   Dollar Thrifty Automotive Group, Inc.* ...........       61,063
      3,211   First Health Group Corp.* ........................       62,486
      3,427   FTI Consulting, Inc.* ............................       80,089
      1,360   H&R Block, Inc. ..................................       75,303
                                                                 -------------
                                                                      760,556
                                                                 -------------
              CONSUMER DURABLES & APPAREL - 3.6%
      3,348   Chico's FAS, Inc.* ...............................      123,709
      6,734   Coach, Inc.* .....................................      254,208
      3,059   Gymboree Corp.* ..................................       52,707
     10,195   Pacific Sunwear of California, Inc.* .............      215,318
      4,597   Quiksilver, Inc.* ................................       81,505
                                                                 -------------
                                                                      727,447
                                                                 -------------
              INSURANCE - 3.5%
     12,731   Aegon N.V. .......................................      188,419
      9,553   ING Groep NV, Sponsored ADR ......................      223,636
      1,813   LandAmerica Financial Group, Inc. ................       94,747
        490   MGIC Investment Corp. ............................       27,901
     10,970   Prudential PLC, Sponsored ADR ....................      187,038
                                                                 -------------
                                                                      721,741
                                                                 -------------

Page 18                See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - (CONTINUED)

              TELECOMMUNICATIONS - 3.3%
        328   ALLTEL Corp. ..................................... $     15,278
        149   CenturyTel, Inc. .................................        4,860
     13,055   Cisco Systems, Inc.* .............................      317,106
      8,974   France Telecom SA, Sponsored ADR .................      256,567
      3,489   SBC Communications, Inc. .........................       90,958
                                                                 -------------
                                                                      684,769
                                                                 -------------
              OIL & GAS - 3.3%
      1,601   Apache Corp. .....................................      129,841
      1,667   BJ Services Company* .............................       59,845
      2,020   ENI SPA, Sponsored ADR ...........................      191,860
      3,395   Patina Oil & Gas Corp. ...........................      166,321
      1,000   Rowan Companies, Inc.* ...........................       23,170
      4,352   Unit Corp.* ......................................      102,490
                                                                 -------------
                                                                      673,527
                                                                 -------------
              BASIC MATERIALS - 2.8%
     11,930   DuPont (E.I.) de Nemours .........................      547,468
      1,521   Steel Technologies, Inc. .........................       26,906
                                                                 -------------
                                                                      574,374
                                                                 -------------

              HOME BUILDERS - 2.4%
      3,135   Hovnanian Enterprises, Inc. - Class A* ...........      272,933
      1,350   Meritage Corp.* ..................................       89,519
        289   NVR, Inc.* .......................................      134,674
                                                                 -------------
                                                                      497,126
                                                                 -------------
              HEALTH CARE EQUIPMENT & SERVICES - 2.2%
      1,879   AMERIGROUP Corp.* ................................       80,139
      2,429   Covance, Inc.* ...................................       65,097
      3,286   Lincare Holdings, Inc.* ..........................       98,679
      2,402   Merit Medical Systems, Inc.* .....................       53,469
      3,005   Sierra Health Services, Inc.* ....................       82,487
      2,750   STERIS Corp.* ....................................       62,150
                                                                 -------------
                                                                      442,021
                                                                 -------------

              INTERNET - 2.1%
      2,310   GTECH Holdings Corp. .............................      114,322
      9,228   Symantec Corp.* ..................................      319,750
                                                                 -------------
                                                                      434,072
                                                                 -------------
              UTILITIES - 1.9%
      6,165   Enel SPA, Sponsored ADR ..........................      210,535
      6,816   Scottish Power PLC, Sponsored ADR ................      185,259
                                                                 -------------
                                                                      395,794
                                                                 -------------
              TRANSPORTATION - 1.9%
      3,066   Landstar System, Inc.* ...........................      116,631
      3,568   United Parcel Service, Inc. ......................      265,994
                                                                 -------------
                                                                      382,625
                                                                 -------------

                 See Notes to Financial Statements.                      Page 19

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - (CONTINUED)

              HOUSEHOLD PRODUCTS - 1.7%
      1,234   Chattem, Inc.* ................................... $     22,088
        894   Colgate-Palmolive Company ........................       44,745
      1,960   Fortune Brands, Inc. .............................      140,120
      3,202   Toro Company .....................................      148,573
                                                                 -------------
                                                                      355,526
                                                                 -------------
              SAVINGS & LOAN - 1.5%
      5,732   Brookline Bancorp, Inc. ..........................       87,929
      7,025   First Niagara Financial Group, Inc. ..............      104,743
      5,677   Flagstar Bancorp, Inc. ...........................      121,601
                                                                 -------------
                                                                      314,273
                                                                 -------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
      1,017   Cognizant Technology Solutions Corp.* ............       46,416
      4,665   Dell, Inc.* ......................................      158,423
      7,852   Western Digital Corp.* ...........................       92,575
                                                                 -------------
                                                                      297,414
                                                                 -------------
              AIRLINES - 1.2%
      4,850   Ryanair Holdings PLC, Sponsored ADR* .............      245,604
                                                                 -------------

              MEDIA - 1.2%
     10,075   Vivendi Universal SA, Sponsored ADR ..............      244,621
                                                                 -------------

              AEROSPACE/DEFENSE EQUIPMENT - 0.9%
      1,148   Curtiss-Wright Corp. .............................       51,671
      2,330   Engineered Support Systems, Inc. .................      128,290
                                                                 -------------
                                                                      179,961
                                                                 -------------
              SEMICONDUCTORS - 0.6%
      2,400   OmniVision Technologies, Inc.* ...................      132,600
                                                                 -------------

              CONSUMER GOODS - 0.3%
      1,095   Thor Industries, Inc. ............................       61,561
                                                                 -------------

              ENERGY EQUIPMENT & SERVICES - 0.3%
      2,692   Headwaters, Inc.* ................................       52,817
                                                                 -------------

              TEXTILES - 0.1%
      1,214   Angelica Corp. ...................................       26,708
                                                                 -------------

              TOTAL COMMON STOCKS ..............................   20,529,361
                                                                 -------------
              (Cost $15,871,299)

              TOTAL INVESTMENTS - 100.2% .......................   20,529,361
              (Cost $15,871,299)

              NET OTHER ASSETS & LIABILITIES - (0.2%) ..........      (41,135)
                                                                 -------------

              NET ASSETS - 100.0% .............................. $ 20,488,226
                                                                 =============

------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

Page 20               See Notes to Financial Statements.

THE DOW SM DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - 100.1%

              DIVERSIFIED FINANCIAL SERVICES - 24.8%
     10,302   Citigroup, Inc. .................................. $    500,059
     15,139   J.P. Morgan Chase & Company ......................      556,056
                                                                 -------------
                                                                    1,056,115
                                                                 -------------

              INDUSTRIAL - 18.8%
     10,224   Eastman Kodak Company ............................      262,450
     16,164   Honeywell International, Inc. ....................      540,363
                                                                 -------------
                                                                      802,813
                                                                 -------------

              AUTO MANUFACTURERS - 12.3%
      9,823   General Motors Corp. .............................      524,548
                                                                 -------------


              FOOD, BEVERAGE & TOBACCO - 11.2%
      8,774   Altria Group, Inc. ...............................      477,481
                                                                 -------------


              BASIC MATERIALS - 9.2%
      8,584   DuPont (E.I.) de Nemours .........................      393,920
                                                                 -------------


              HEALTHCARE PRODUCTS - 8.2%
      6,755   Johnson & Johnson ................................      348,963
                                                                 -------------

              TELECOMMUNICATIONS - 8.1%
     13,319   SBC Communications, Inc. .........................      347,226
                                                                 -------------

              PHARMACEUTICALS - 7.5%
        767   Medco Health Solutions, Inc.* ....................       26,070
      6,392   Merck & Company, Inc. ............................      295,311
                                                                 -------------
                                                                      321,381
                                                                 -------------
              TOTAL COMMON STOCKS ..............................    4,272,447
                                                                 -------------
              (Cost $3,944,170)

              TOTAL INVESTMENTS - 100.1% .......................    4,272,447
              (Cost $3,944,170)

              NET OTHER ASSETS & LIABILITIES - (0.1%) ..........       (4,355)
                                                                 -------------
              NET ASSETS - 100.0% .............................. $  4,268,092
                                                                 =============

------------------------------------------------------------------------------
         *    Non-income producing security.

                  See Notes to Financial Statements.                     Page 21

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - 99.2%

              HONG KONG - 34.8%
     90,019   Cheung Kong Infrastructure Holdings Ltd. ......... $    201,753
     84,000   Citic Pacific Ltd. ...............................      214,230
    159,680   Hang Lung Properties Ltd. ........................      204,649
    146,000   MTR Corp. Ltd. ...................................      192,758
    305,955   New World Development Company Ltd. ...............      246,305
                                                                 -------------
                                                                    1,059,695
                                                                 -------------
              UNITED KINGDOM - 34.2%
     77,860   BAE Systems PLC ..................................      234,510
     46,282   GKN PLC ..........................................      221,215
     57,923   Peninsular & Oriental Steam Navigation
                 Company .......................................      238,490
     53,393   Reuters Group PLC ................................      224,617
     78,661   Royal & Sun Alliance Insurance Group PLC .........      124,270
                                                                 -------------
                                                                    1,043,102
                                                                 -------------
              UNITED STATES - 30.2%
      5,879   AT&T Corp. .......................................      119,344
      6,252   General Electric Company .........................      193,687
      6,817   Honeywell International, Inc. ....................      227,892
      6,386   J.P. Morgan Chase & Company ......................      234,558
      5,617   SBC Communications, Inc. .........................      146,435
                                                                 -------------
                                                                      921,916
                                                                 -------------
              TOTAL COMMON STOCKS ..............................    3,024,713
                                                                 -------------
              (Cost $2,527,128)

              TOTAL INVESTMENTS - 99.2% ........................    3,024,713
              (Cost $2,527,128)

              NET OTHER ASSETS & LIABILITIES - 0.8% ............       25,035
                                                                 -------------
              NET ASSETS - 100.0% .............................. $  3,049,748
                                                                 =============


------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Industrial .......................................       35.5%
              Transportation ...................................       14.2
              Diversified Financial Services ...................        7.7
              Aerospace/Defense Equipment ......................        7.7
              Technology Hardware & Equipment ..................        7.4
              Automobile & Components ..........................        7.2
              Real Estate ......................................        6.7
              Telecommunications ...............................        4.8
              Insurance ........................................        4.1
              Telecommunications Services & Equipment ..........        3.9
              Net Other Assets and Liabilities .................        0.8
                                                                 -------------
                                                                      100.0
                                                                 =============

Page 22            See Notes to Financial Statements.

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - 99.7%

              BANKS - 19.7%
     12,932   Bank of America Corp. ............................ $  1,040,121
      1,709   Union Planters Corp. .............................       53,816
                                                                 -------------
                                                                    1,093,937
                                                                 -------------
              TELECOMMUNICATIONS - 13.7%
        586   ALLTEL Corp. .....................................       27,296
        258   CenturyTel, Inc. .................................        8,416
     23,199   Cisco Systems, Inc.* .............................      563,503
      6,199   SBC Communications, Inc. .........................      161,608
                                                                 -------------
                                                                      760,823
                                                                 -------------
              HEALTHCARE PRODUCTS - 12.6%
     12,385   Johnson & Johnson ................................      639,809
        807   Zimmer Holdings, Inc.* ...........................       56,813
                                                                 -------------
                                                                      696,622
                                                                 -------------
              RETAIL - 10.6%
      6,760   Bed, Bath & Beyond, Inc.* ........................      293,046
      9,001   Starbucks Corp.* .................................      297,573
                                                                 -------------
                                                                      590,619
                                                                 -------------
              TRANSPORTATION - 8.5%
      6,340   United Parcel Service, Inc. ......................      472,647
                                                                 -------------

              FOOD, BEVERAGE & TOBACCO - 8.3%
      6,100   Altria Group, Inc. ...............................      331,962
      2,487   Anheuser-Busch Companies, Inc. ...................      131,015
                                                                 -------------
                                                                      462,977
                                                                 -------------
              OIL & GAS - 6.8%
      2,838   Apache Corp. .....................................      230,162
      2,967   BJ Services Company* .............................      106,515
      1,785   Rowan Companies, Inc.* ...........................       41,359
                                                                 -------------
                                                                      378,036
                                                                 -------------
              HOUSEHOLD PRODUCTS - 5.9%
      1,588   Colgate-Palmolive Company ........................       79,479
      3,479   Fortune Brands, Inc. .............................      248,714
                                                                 -------------
                                                                      328,193
                                                                 -------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
      8,287   Dell, Inc.* ......................................      281,427
                                                                 -------------

              SOFTWARE & SERVICES - 4.6%
      1,181   IMS Health, Inc. .................................       29,359
     16,889   Oracle Corp.* ....................................      222,935
      3,764   Seagate Technology, Inc. (Escrow Shares)* ........            0
                                                                 -------------
                                                                      252,294
                                                                 -------------

                   See Notes to Financial Statements.                    Page 23

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - (CONTINUED)

              COMMERCIAL SERVICES - 3.0%
        834   Deluxe Corp. ..................................... $     34,469
      2,423   H&R Block, Inc. ..................................      134,162
                                                                 -------------
                                                                      168,631
                                                                 -------------
              INSURANCE - 0.9%
        870   MGIC Investment Corp. ............................       49,538
                                                                 -------------

              TOTAL COMMON STOCKS ..............................    5,535,744
                                                                 -------------
              (Cost $4,708,295)

              TOTAL INVESTMENTS - 99.7% ........................    5,535,744
              (Cost $4,708,295)

              NET OTHER ASSETS & LIABILITIES - 0.3% ............       18,385
                                                                 -------------
              NET ASSETS - 100.0% .............................. $  5,554,129
                                                                 =============


------------------------------------------------------------------------------
         *    Non-income producing security.

Page 24             See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------


 COMMON STOCKS - 100.8%

              SOFTWARE & SERVICES - 25.4%
     84,820   Oracle Corp.* .................................... $  1,119,624
      2,401   Pixar, Inc.* .....................................      166,365
                                                                 -------------
                                                                    1,285,989
                                                                 -------------
              PHARMACEUTICALS - 23.7%
      9,203   Gilead Sciences, Inc.* ...........................      535,063
     11,779   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR .................................      667,987
                                                                 -------------
                                                                    1,203,050
                                                                 -------------
              COMMERCIAL SERVICES - 12.4%
      7,918   Apollo Group, Inc. - Class A* ....................      538,424
      4,724   First Health Group Corp.* ........................       91,929
                                                                 -------------
                                                                      630,353
                                                                 -------------
              INTERNET - 9.3%
     13,573   Symantec Corp.* ..................................      470,304
                                                                 -------------

              INDUSTRIAL - 7.3%
      8,813   American Power Conversion Corp. ..................      215,478
      3,545   Gentex Corp. .....................................      156,547
                                                                 -------------
                                                                      372,025
                                                                 -------------
              AIRLINES - 7.1%
      7,133   Ryanair Holdings PLC, Sponsored ADR* .............      361,215
                                                                 -------------

              RETAIL - 6.6%
      6,263   PETsMART, Inc. ...................................      149,059
      6,988   Ross Stores, Inc. ................................      184,693
                                                                 -------------
                                                                      333,752
                                                                 -------------
              FOOD, BEVERAGE & TOBACCO - 3.5%
      2,629   Whole Foods Market, Inc. .........................      176,485
                                                                 -------------

              HEALTH CARE & EQUIPMENT SERVICES - 2.9%
      4,834   Lincare Holdings, Inc.* ..........................      145,165
                                                                 -------------

              HEALTHCARE PRODUCTS - 2.6%
      1,983   Henry Schein, Inc.* ..............................      134,011
                                                                 -------------

              TOTAL COMMON STOCKS ..............................    5,112,349
                                                                 -------------
              (Cost $3,720,366)

              TOTAL INVESTMENTS - 100.8% .......................    5,112,349
              (Cost $3,720,366)

              NET OTHER ASSETS & LIABILITIES - (0.8%) ..........      (39,514)
                                                                 -------------
              NET ASSETS - 100.0% .............................. $  5,072,835
                                                                 =============

--------------------------------------------------------------------------------
        *     Non-income producing security.
      ADR     American Depository Receipt

                   See Notes to Financial Statements.                    Page 25

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003
                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - 100.6%

              TELECOMMUNICATIONS - 26.8%
     48,307   Cisco Systems, Inc.* ............................. $  1,173,377
     48,918   Nextel Communications, Inc. - Class A* ...........    1,372,639
                                                                 -------------
                                                                    2,546,016
                                                                 -------------
              BANKS - 10.3%
     32,959   U.S. Bancorp .....................................      981,519
                                                                 -------------

              ENTERTAINMENT - 10.3%
     19,549   Harrah's Entertainment, Inc. .....................      972,954
                                                                 -------------

              UTILITIES - 9.5%
     13,595   Exelon Corp. .....................................      902,164
                                                                 -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 9.3%
     38,326   Hewlett-Packard Company ..........................      880,348
                                                                 -------------

              PHARMACEUTICALS - 8.9%
     14,817   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR .................................      840,272
                                                                 -------------

              OIL & GAS - 8.8%
     15,003   Burlington Resources, Inc. .......................      830,866
                                                                 -------------

              AIRLINES - 8.6%
     30,907   JetBlue Airways Corp.* ...........................      819,654
                                                                 -------------

              BIOTECHNOLOGY - 8.1%
     12,436   Amgen, Inc.* .....................................      768,545
                                                                 -------------

              TOTAL COMMON STOCKS ..............................    9,542,338
                                                                 -------------
              (Cost $8,311,237)

              TOTAL INVESTMENTS - 100.6% .......................    9,542,338
              (Cost $8,311,237)

              NET OTHER ASSETS & LIABILITIES - (0.6%) ..........      (55,575)
                                                                 -------------
              NET ASSETS - 100.0% .............................. $  9,486,763
                                                                 =============

--------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

Page 26                See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - 99.6%

              AUTO MANUFACTURERS - 24.0%
     52,787   Nissan Motor Company Ltd., Sponsored ADR ......... $  1,185,596
                                                                 -------------

              PHARMACEUTICALS - 22.4%
     17,875   Forest Laboratories, Inc.* .......................    1,104,675
                                                                 -------------

              CONSUMER DURABLES & APPAREL - 12.5%
      4,709   Chico's FAS, Inc.* ...............................      173,997
      9,481   Coach, Inc.* .....................................      357,908
      4,141   Pacific Sunwear of California, Inc.* .............       87,458
                                                                 -------------
                                                                      619,363
                                                                 -------------
              RETAIL - 8.2%
      7,596   PETsMART, Inc. ...................................      180,785
      8,478   Ross Stores, Inc. ................................      224,073
                                                                 -------------
                                                                      404,858
                                                                 -------------
              HOME BUILDERS - 5.8%
      1,118   Hovnanian Enterprises, Inc. - Class A* ...........       97,333
        407   NVR, Inc.* .......................................      189,662
                                                                 -------------
                                                                      286,995
                                                                 -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
      1,434   Cognizant Technology Solutions Corp.* ............       65,448
     11,073   Western Digital Corp.* ...........................      130,551
                                                                 -------------
                                                                      195,999
                                                                 -------------

              INDUSTRIAL - 3.8%
      3,128   Ball Corp. .......................................      186,335
                                                                 -------------

              HEALTHCARE PRODUCTS - 3.6%
      1,014   Biosite, Inc.* ...................................       29,356
      1,918   IDEXX Laboratories, Inc.* ........................       88,765
      2,552   Mentor Corp. .....................................       61,401
                                                                 -------------
                                                                      179,522
                                                                 -------------
              HEALTH CARE EQUIPMENT & SERVICES - 3.6%
      3,419   Covance, Inc.* ...................................       91,629
      3,866   STERIS Corp.* ....................................       87,372
                                                                 -------------
                                                                      179,001
                                                                 -------------
              INTERNET - 3.3%
      3,251   GTECH Holdings Corp. .............................      160,892
                                                                 -------------

              COMMERCIAL SERVICES - 2.7%
      2,427   Corinthian Colleges, Inc.* .......................      134,844
                                                                 -------------

              CONSUMER GOODS - 1.8%
      1,545   Thor Industries, Inc. ............................       86,860
                                                                 -------------

              HOUSEHOLD PRODUCTS - 1.7%
      1,736   Chattem, Inc.* ...................................       31,074
      1,130   Toro Company .....................................       52,432
                                                                 -------------
                                                                       83,506
                                                                 -------------

                    See Notes to Financial Statements.                   Page 27

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - (CONTINUED)

              BASIC MATERIALS - 0.8%
      2,141   Steel Technologies, Inc. ......................... $     37,874
                                                                 -------------


              TEXTILES - 0.8%
      1,708   Angelica Corp. ...................................       37,576
                                                                 -------------


              FOOD, BEVERAGE & TOBACCO - 0.6%
        555   Coca-Cola Bottling Company Consolidated ..........       29,687
                                                                 -------------


              TOTAL COMMON STOCKS ..............................    4,913,583
                                                                 -------------
              (Cost $3,580,180)


              TOTAL INVESTMENTS - 99.6% ........................    4,913,583
              (Cost $3,580,180)

              NET OTHER ASSETS & LIABILITIES - 0.4% ............       21,957
                                                                 -------------

              NET ASSETS - 100.0% .............................. $  4,935,540
                                                                 =============

------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

Page 28               See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------


 COMMON STOCKS - 100.0%

              OIL & GAS - 100.0%
      1,507   Apache Corp. ..................................... $    122,218
      2,533   BJ Services Company* .............................       90,935
      2,507   Canadian Natural Resources Ltd. ..................      126,453
      1,327   ChevronTexaco Corp. ..............................      114,639
      1,730   ConocoPhillips ...................................      113,436
      1,849   Devon Energy Corp. ...............................      105,874
      2,568   EnCana Corp. .....................................      101,282
      1,200   ENI SPA, Sponsored ADR ...........................      113,976
      2,557   Exxon Mobil Corp. ................................      104,837
      3,773   Marathon Oil Corp. ...............................      124,848
      2,430   Nabors Industries Ltd.* ..........................      100,845
      2,557   Newfield Exploration Company* ....................      113,889
      2,784   Noble Corp.* .....................................       99,611
      2,339   Patina Oil & Gas Corp. ...........................      114,588
      3,000   Patterson-UTI Energy, Inc.* ......................       98,760
      2,429   Petro-Canada .....................................      119,798
      3,160   PetroChina Company Ltd., Sponsored ADR ...........      180,278
      2,593   Precision Drilling Corp.* ........................      113,262
      2,030   Royal Dutch Petroleum Company ....................      106,352
      3,111   Tidewater, Inc. ..................................       92,957
      1,315   Total SA, Sponsored ADR ..........................      121,651
      2,673   Valero Energy Corp. ..............................      123,867
      5,537   Varco International, Inc.* .......................      114,228
      2,370   Weatherford International Ltd.* ..................       85,320
      4,764   XTO Energy, Inc. .................................      134,821
                                                                 -------------
                                                                    2,838,725
                                                                 -------------

              TOTAL COMMON STOCKS ..............................    2,838,725
                                                                 -------------
              (Cost $2,210,002)

              TOTAL INVESTMENTS - 100.0% .......................    2,838,725
              (Cost $2,210,002)

              NET OTHER ASSETS & LIABILITIES - 0.0% ............          286
                                                                 -------------
              NET ASSETS - 100.0% .............................. $  2,839,011
                                                                 =============

------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

                    See Notes to Financial Statements.                   Page 29

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------


 COMMON STOCKS - 99.3%

              DIVERSIFIED FINANCIAL SERVICES - 37.0%
      1,795   Bear Stearns Companies, Inc. ..................... $    143,510
      2,602   Capital One Financial Corp. ......................      159,477
      3,143   Citigroup, Inc. ..................................      152,561
      2,452   Countrywide Financial Corp. ......................      185,984
      4,119   Doral Financial Corp. ............................      132,961
      1,934   Fannie Mae .......................................      145,166
      1,994   Lehman Brothers Holdings, Inc. ...................      153,977
      2,790   MBIA, Inc. .......................................      165,252
      6,763   MBNA Corp. .......................................      168,061
      3,011   Merrill Lynch & Company, Inc. ....................      176,595
      3,058   Morgan Stanley ...................................      176,966
                                                                 -------------
                                                                    1,760,510
                                                                 -------------
              BANKS - 29.5%
      1,693   Bank of America Corp. ............................      136,168
      4,125   Charter One Financial, Inc. ......................      142,519
      3,484   Commerce Bancshares, Inc. ........................      170,786
      3,282   Popular, Inc. ....................................      147,493
      5,035   SouthTrust Corp. .................................      164,795
      2,267   SunTrust Banks, Inc. .............................      162,090
      3,233   TCF Financial Corp. ..............................      166,014
      5,427   U.S. Bancorp .....................................      161,616
      2,647   Wells Fargo & Company ............................      155,882
                                                                 -------------
                                                                    1,407,363
                                                                 -------------
              INSURANCE - 26.6%
      4,206   AFLAC, Inc. ......................................      152,173
      3,951   Allstate Corp. ...................................      169,972
      2,139   AMBAC Financial Group, Inc. ......................      148,425
      2,456   American International Group, Inc. ...............      162,784
      1,702   Everest Re Group, Ltd. ...........................      143,989
      4,562   MetLife, Inc. ....................................      153,603
      5,943   Old Republic International Corp. .................      150,715
      3,807   Radian Group, Inc. ...............................      185,591
                                                                 -------------
                                                                    1,267,252
                                                                 -------------
              SAVINGS & LOAN - 6.2%
      1,665   Golden West Financial Corp. ......................      171,811
      3,095   Washington Mutual, Inc. ..........................      124,172
                                                                 -------------
                                                                      295,983
                                                                 -------------
              TOTAL COMMON STOCKS ..............................    4,731,108
                                                                 -------------
              (Cost $3,919,216)

              TOTAL INVESTMENTS - 99.3% ........................    4,731,108
              (Cost $3,919,216)

              NET OTHER ASSETS & LIABILITIES - 0.7% ............       31,845
                                                                 -------------
              NET ASSETS - 100.0% .............................. $  4,762,953
                                                                 =============

------------------------------------------------------------------------------
          *   Non-income producing security.

Page 30                     See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - 99.4%

              PHARMACEUTICALS - 81.3%
      4,549   Abbott Laboratories .............................. $    211,983
      4,878   AstraZeneca PLC, Sponsored ADR ...................      235,998
      3,623   Aventis SA, Sponsored ADR ........................      240,060
      2,946   Barr Pharmaceuticals, Inc.* ......................      226,695
      4,508   Biovail Corp.* ...................................       96,877
      7,300   Bristol-Myers Squibb Company .....................      208,780
      3,657   Forest Laboratories, Inc.* .......................      226,002
      4,932   GlaxoSmithKline PLC, Sponsored ADR ...............      229,930
      2,887   Lilly (Eli) & Company ............................      203,043
      3,542   Merck & Company, Inc. ............................      163,640
      5,017   Novartis AG, Sponsored ADR .......................      230,230
      5,783   Novo Nordisk A/S, Sponsored ADR ..................      236,872
      5,876   Pfizer, Inc. .....................................      207,599
      6,785   Sanofi-Synthelabo SA, Sponsored ADR ..............      256,134
      3,391   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR .................................      192,304
      4,396   Wyeth ............................................      186,610
                                                                 -------------
                                                                    3,352,757
                                                                 -------------
              BIOTECHNOLOGY - 13.2%
      3,036   Amgen, Inc.* .....................................      187,625
      5,895   Biogen Idec, Inc.* ...............................      216,818
      5,429   MedImmune, Inc.* .................................      137,896
                                                                 -------------
                                                                      542,339
                                                                 -------------
              HEALTHCARE PRODUCTS - 4.9%
      3,909   Johnson & Johnson ................................      201,939
                                                                 -------------

              TOTAL COMMON STOCKS ..............................    4,097,035
                                                                 -------------
              (Cost $3,920,086)

              TOTAL INVESTMENTS - 99.4% ........................    4,097,035
              (Cost $3,920,086)

              NET OTHER ASSETS & LIABILITIES - 0.6% ............       23,870
                                                                 -------------
              NET ASSETS - 100.0% .............................. $  4,120,905
                                                                 =============

------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

                   See Notes to Financial Statements.                    Page 31

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     -------------

 COMMON STOCKS - 99.7%

              TECHNOLOGY HARDWARE & EQUIPMENT - 29.2%
      1,489   Affiliated Computer Services, Inc.* .............. $     81,091
      2,079   Dell, Inc.* ......................................       70,603
      3,093   Hewlett-Packard Company ..........................       71,046
        956   Lexmark International, Inc.* .....................       75,180
      3,839   Seagate Technology* ..............................       72,557
      2,630   SunGard Data Systems, Inc.* ......................       72,877
      2,201   Synopsys, Inc.* ..................................       74,306
      2,387   VERITAS Software Corp.* ..........................       88,701
                                                                 -------------
                                                                      606,361
                                                                 -------------
              SOFTWARE & SERVICES - 23.4%
      2,071   Adobe Systems, Inc. ..............................       81,390
      1,856   Electronic Arts, Inc.* ...........................       88,680
      1,450   Intuit, Inc.* ....................................       76,720
      2,512   Microsoft Corp. ..................................       69,180
      5,704   Oracle Corp.* ....................................       75,293
      2,250   SAP AG, Sponsored ADR ............................       93,510
                                                                 -------------
                                                                      484,773
                                                                 -------------
              SEMICONDUCTORS - 22.8%
      4,345   Applied Materials, Inc.* .........................       97,545
      2,764   Broadcom Corp., - Class A* .......................       94,225
      3,295   Intel Corp. ......................................      106,099
      1,920   Maxim Integrated Products, Inc. ..................       95,616
      1,882   Novellus Systems, Inc.* ..........................       79,138
                                                                 -------------
                                                                      472,623
                                                                 -------------
              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 11.5%
      3,993   Nokia Corp., Sponsored ADR .......................       67,881
      1,819   QUALCOMM, Inc. ...................................       98,098
      1,936   UTStarcom, Inc.* .................................       71,767
                                                                 -------------
                                                                      237,746
                                                                 -------------
              INTERNET - 8.1%
      3,594   Check Point Software Technologies Ltd.* ..........       60,451
      3,126   Symantec Corp.* ..................................      108,316
                                                                 -------------
                                                                      168,767
                                                                 -------------
              TELECOMMUNICATIONS - 4.7%
      3,992   Cisco Systems, Inc.* .............................       96,966
                                                                 -------------

              TOTAL COMMON STOCKS ..............................    2,067,236
                                                                 -------------
              (Cost $1,742,193)

              TOTAL INVESTMENTS - 99.7% ........................    2,067,236
              (Cost $1,742,193)

              NET OTHER ASSETS & LIABILITIES - 0.3% ............        5,921
                                                                 -------------
              NET ASSETS - 100.0% .............................. $  2,073,157
                                                                 =============

------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt

Page 32                   See Notes to Financial Statements.

                       This Page Left Blank Intentionally.

STATEMENTS OF ASSETS AND LIABILITIES
FIRST DEFINED PORTFOLIO FUND, LLC
DECEMBER 31, 2003


                                                                           TARGET       THE DOW(SM)      GLOBAL           S&P
                                                                         MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                        ------------   ------------    -----------    -----------
ASSETS:
Investments, at market value
   (See Portfolios of Investments)(a): ................................ $ 20,529,361   $  4,272,447    $ 3,024,713    $ 5,535,744
                                                                        ------------   ------------    -----------    -----------
Cash ..................................................................       55,762         20,082         42,893         42,266
Dividends receivable ..................................................       15,779          8,525          2,647          6,454
Interest receivable ...................................................           11              3              8              7
Receivable for investment securities sold .............................           --             --             --             --
Receivable for membership interest sold ...............................           --             --             --             --
Receivable from advisor ...............................................        1,603          9,843         10,676          8,557
                                                                        ------------   ------------    -----------    -----------
     Total Assets .....................................................   20,602,516      4,310,900      3,080,937      5,593,028
                                                                        ------------   ------------    -----------    -----------

LIABILITIES:
Due to custodian ......................................................           --             --             --             --
Payable for membership interest redeemed ..............................       64,718         14,568          8,147         10,366
Investment advisory fee payable .......................................        9,960          2,193          1,567          2,858
Payable to adminstrator ...............................................          893            893            907            893
Distribution fees payable .............................................           --             --             --             --
Trustees' fee payable .................................................        1,272          4,958          2,707          3,647
Accrued audit fees ....................................................        9,001          9,001          9,001          9,001
Membership interest servicing fee payable .............................       15,720          3,334          2,646          4,284
Printing fees payable .................................................        1,598          1,598          1,598          1,598
Custodian fee payable .................................................        2,420            533            510            693
Accrued expenses and other payables ...................................        8,708          5,730          4,106          5,559
                                                                        ------------   ------------    -----------    -----------
     Total Liabilities ................................................      114,290         42,808         31,189         38,899
                                                                        ------------   ------------    -----------    -----------

NET ASSETS ............................................................ $ 20,488,226   $  4,268,092    $ 3,049,748    $ 5,554,129
                                                                        ============   ============    ===========    ===========
(a) Investments, at cost .............................................. $ 15,871,299   $  3,944,170    $ 2,527,128    $ 4,708,295
                                                                        ============   ============    ===========    ===========
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) . $     87,661   $    204,774    $   245,304    $     8,364
Accumulated net realized loss on investments sold and foreign
   currency transactions: .............................................   (1,172,012)    (1,078,796)      (201,249)    (1,505,010)
Net unrealized appreciation of investments and foreign currency
   transactions .......................................................    4,658,062        328,277        497,585        827,449
Paid-in capital .......................................................   16,914,515      4,813,837      2,508,108      6,223,326
                                                                        ------------   ------------    -----------    -----------
Total Net Assets ...................................................... $ 20,488,226   $  4,268,092    $ 3,049,748    $ 5,554,129
                                                                        ============   ============    ===========    ===========
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding .................................... $       8.73   $       8.37    $     11.05    $      7.62
                                                                        ============   ============    ===========    ===========
Number of Membership Interests outstanding ............................    2,347,921        510,115        275,956        728,749
                                                                        ============   ============    ===========    ===========



                                                                                        FIRST TRUST
                                                                          NASDAQ(R)     10 UNCOMMON     VALUE LINE(R)  FIRST TRUST
                                                                         TARGET 15        VALUES         TARGET 25       ENERGY
                                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                        ------------   ------------    ------------    -----------
ASSETS:
Investments, at market value
   (See Portfolios of Investments)(a): ................................ $  5,112,349   $  9,542,338    $  4,913,583    $ 2,838,725
                                                                        ------------   ------------    ------------    -----------
Cash ..................................................................           --             --          43,177         23,982
Dividends receivable ..................................................          205         13,245             919            454
Interest receivable ...................................................            2              7              14              6
Receivable for investment securities sold .............................           --         30,012              --             --
Receivable for membership interest sold ...............................           --         19,141              --             --
Receivable from advisor ...............................................        8,638         11,442           9,794         11,306
                                                                        ------------   ------------    ------------    -----------
     Total Assets .....................................................    5,121,194      9,616,185       4,967,487      2,874,473
                                                                        ------------   ------------    ------------    -----------

LIABILITIES:
Due to custodian ......................................................        3,287         42,305              --             --
Payable for membership interest redeemed ..............................       15,774             --             175         14,463
Investment advisory fee payable .......................................        2,663          4,849           2,553          1,435
Payable to adminstrator ...............................................          893            893             893            893
Distribution fees payable .............................................           --          1,887              --             --
Trustees' fee payable .................................................        5,693         44,253           6,044          1,389
Accrued audit fees ....................................................        9,001          9,001           9,001          9,001
Membership interest servicing fee payable .............................        3,864         13,479           4,561          2,384
Printing fees payable .................................................        1,598          1,598           1,598          1,598
Custodian fee payable .................................................          663            826             826            539
Accrued expenses and other payables ...................................        4,923         10,331           6,296          3,760
                                                                        ------------   ------------    ------------    -----------
     Total Liabilities ................................................       48,359        129,422          31,947         35,462
                                                                        ------------   ------------    ------------    -----------

NET ASSETS ............................................................ $  5,072,835   $  9,486,763    $  4,935,540    $ 2,839,011
                                                                        ============   ============    ============    ===========
(a) Investments, at cost .............................................. $  3,720,366   $  8,311,237    $  3,580,180    $ 2,210,002
                                                                        ============   ============    ============    ===========
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) . $   (202,320)  $   (360,801)   $    (69,698)   $    (7,945)
Accumulated net realized loss on investments sold and foreign
   currency transactions: .............................................   (3,548,587)   (18,024,513)     (1,485,834)      (281,623)
Net unrealized appreciation of investments and foreign currency
   transactions .......................................................    1,391,983      1,231,101       1,333,403        628,723
Paid-in capital .......................................................    7,431,759     26,640,976       5,157,669      2,499,856
                                                                        ------------   ------------    ------------    -----------
Total Net Assets ...................................................... $  5,072,835   $  9,486,763    $  4,935,540    $ 2,839,011
                                                                        ============   ============    ============    ===========
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding .................................... $       9.29   $       4.67    $       3.34    $     14.20
                                                                        ============   ============    ============    ===========
Number of Membership Interests outstanding ............................      545,788      2,031,345       1,476,784        199,906
                                                                        ============   ============    ============    ===========




                                                                        FIRST TRUST
                                                                         FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                         SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                        -----------   ------------    ------------
ASSETS:
Investments, at market value
   (See Portfolios of Investments)(a): ................................ $ 4,731,108   $  4,097,035    $  2,067,236
                                                                        -----------   ------------    ------------
Cash ..................................................................      51,571         44,135          18,421
Dividends receivable ..................................................       5,272          4,734             248
Interest receivable ...................................................          12             13               6
Receivable for investment securities sold .............................          --             --              --
Receivable for membership interest sold ...............................          --             --              --
Receivable from advisor ...............................................       9,227          9,940          11,978
                                                                        -----------   ------------    ------------
     Total Assets .....................................................   4,797,190      4,155,857       2,097,889
                                                                        -----------   ------------    ------------

LIABILITIES:
Due to custodian ......................................................          --             --              --
Payable for membership interest redeemed ..............................       8,487          7,191             973
Investment advisory fee payable .......................................       2,439          2,081           1,073
Payable to adminstrator ...............................................         893            893             893
Distribution fees payable .............................................          --             --              --
Trustees' fee payable .................................................       2,066          4,261           3,853
Accrued audit fees ....................................................       9,001          9,001           9,001
Membership interest servicing fee payable .............................       3,209          3,324           1,966
Printing fees payable .................................................       1,598          1,598           1,598
Custodian fee payable .................................................         620            530             550
Accrued expenses and other payables ...................................       5,924          6,073           4,825
                                                                        -----------   ------------    ------------
     Total Liabilities ................................................      34,237         34,952          24,732
                                                                        -----------   ------------    ------------

NET ASSETS ............................................................ $ 4,762,953   $  4,120,905    $  2,073,157
                                                                        ===========   ============    ============
(a) Investments, at cost .............................................. $ 3,919,216   $  3,920,086    $  1,742,193
                                                                        ===========   ============    ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) . $    21,442   $    (47,144)   $    (73,579)
Accumulated net realized loss on investments sold and foreign
   currency transactions: .............................................    (353,385)      (858,876)     (1,710,268)
Net unrealized appreciation of investments and foreign currency
   transactions .......................................................     811,892        176,949         325,043
Paid-in capital .......................................................   4,283,004      4,849,976       3,531,961
                                                                        -----------   ------------    ------------
Total Net Assets ...................................................... $ 4,762,953   $  4,120,905    $  2,073,157
                                                                        ===========   ============    ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interest outstanding .................................... $     13.30   $      10.35    $       4.97
                                                                        ===========   ============    ============
Number of Membership Interests outstanding ............................     357,983        397,991         417,110
                                                                        ===========   ============    ============






Page 34-35            See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                           TARGET       THE DOW(SM)      GLOBAL           S&P
                                                                         MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                        ------------   ------------    -----------    -----------
INVESTMENT INCOME:
Dividends ............................................................. $    295,163   $    153,343    $   128,178    $    94,069
Foreign withholding tax on dividend income ............................           --             --         (5,004)            --
Interest ..............................................................           11              3              8              7
                                                                        ------------   ------------    -----------    -----------
Total investment income ...............................................      295,174        153,346        123,182         94,076
                                                                        ------------   ------------    -----------    -----------

EXPENSES:
Investment advisory fee ...............................................       96,148         23,990         15,309         29,301
Administration fee ....................................................       14,500         14,500         14,500         14,500
Fund accounting fee ...................................................       25,000         25,000         25,000         25,000
Distribution fee ......................................................       10,010          3,155          1,735          3,762
Trustees' fees and expenses ...........................................        9,128          3,710          2,641          4,327
Legal fees ............................................................        6,595          6,595          6,595          6,595
Audit fees ............................................................        9,001          9,001          9,001          9,001
Custodian fees ........................................................       17,681         15,793         15,743         15,953
Membership interest servicing fee .....................................       63,351         23,148         19,398         27,375
Printing fees .........................................................        2,963          2,963          2,963          2,963
Other .................................................................       10,827          2,984          2,191          2,501
Fees waived by administrator ..........................................       (7,327)        (7,327)        (7,327)        (7,327)
Fees waived and expenses reimbursed by investment advisor .............      (26,657)       (64,737)       (70,241)       (62,163)
                                                                        ------------   ------------    -----------    -----------
Total expenses ........................................................      231,220         58,775         37,508         71,788
                                                                        ------------   ------------    -----------    -----------
NET INVESTMENT INCOME/(LOSS) ..........................................       63,954         94,571         85,674         22,288
                                                                        ------------   ------------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ANDFOREIGNCURRENCY:
Realized gain/(loss) from:
Securities ............................................................     (797,463)      (668,362)      (286,598)      (785,702)
Foreign currency transactions .........................................           --             --          1,520             --
Change in unrealized appreciation/(depreciation) of:
Securities ............................................................    5,670,826      1,279,321        977,307      1,820,713
Foreign currency translation of other assets and liabilities in
   foreign currencies .................................................           --             --           (183)            --
                                                                        ------------   ------------    -----------    -----------
Net realized and unrealized gain on investments .......................    4,873,363        610,959        692,046      1,035,011
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................... $  4,937,317   $    705,530    $   777,720    $ 1,057,299
                                                                        ============   ============    ===========    ===========




                                                                                       FIRST TRUST
                                                                         NASDAQ(R)     10 UNCOMMON     VALUE LINE(R)  FIRST TRUST
                                                                        TARGET 15        VALUES         TARGET 25       ENERGY
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                       ------------   ------------    ------------    -----------
INVESTMENT INCOME:
Dividends .............................................................$      5,837   $     81,614    $     20,751    $    35,388
Foreign withholding tax on dividend income ............................          --             --              --             --
Interest ..............................................................           2              7              14              6
                                                                       ------------   ------------    ------------    -----------
Total investment income ...............................................       5,839         81,621          20,765         35,394
                                                                       ------------   ------------    ------------    -----------

EXPENSES:
Investment advisory fee ...............................................      27,883         45,196          22,829         14,504
Administration fee ....................................................      14,500         14,500          14,500         14,500
Fund accounting fee ...................................................      25,000         25,000          25,000         25,000
Distribution fee ......................................................       3,417         18,824           2,546          1,940
Trustees' fees and expenses ...........................................       3,806          4,593           3,042          2,671
Legal fees ............................................................       6,595          6,595           6,595          6,595
Audit fees ............................................................       9,001          9,001           9,001          9,001
Custodian fees ........................................................      15,923         16,086          16,086         15,801
Membership interest servicing fee .....................................      26,808         36,723          22,594         19,006
Printing fees .........................................................       2,963          2,963           2,963          2,963
Other .................................................................       1,779         (1,853)          2,627          1,468
Fees waived by administrator ..........................................      (7,327)        (7,327)         (7,327)        (7,327)
Fees waived and expenses reimbursed by investment advisor .............     (62,035)       (67,104)        (64,526)       (70,588)
                                                                       ------------   ------------    ------------    -----------
Total expenses ........................................................      68,313        103,197          55,930         35,534
                                                                       ------------   ------------    ------------    -----------
NET INVESTMENT INCOME/(LOSS) ..........................................     (62,474)       (21,576)        (35,165)          (140)
                                                                       ------------   ------------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ANDFOREIGNCURRENCY:
Realized gain/(loss) from:
Securities ............................................................  (1,113,734)      (795,708)       (312,578)        38,188
Foreign currency transactions .........................................          --             --              --             --
Change in unrealized appreciation/(depreciation) of:
Securities ............................................................   2,580,780      3,165,923       1,711,467        650,877
Foreign currency translation of other assets and liabilities in
   foreign currencies .................................................          --             --              --             --
                                                                       ------------   ------------    ------------    -----------
Net realized and unrealized gain on investments .......................   1,467,046      2,370,215       1,398,889        689,065
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................$  1,404,572   $  2,348,639    $  1,363,724    $   688,925
                                                                       ============   ============    ============    ===========

                                                                        FIRST TRUST
                                                                         FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                         SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                        -----------   ------------    ------------
INVESTMENT INCOME:
Dividends ............................................................. $    74,398   $     43,110    $      4,412
Foreign withholding tax on dividend income ............................          --             --              --
Interest ..............................................................          12             13               6
                                                                        -----------   ------------    ------------
Total investment income ...............................................      74,410         43,123           4,418
                                                                        -----------   ------------    ------------

EXPENSES:
Investment advisory fee ...............................................      23,928         21,960          10,584
Administration fee ....................................................      14,500         14,500          14,500
Fund accounting fee ...................................................      25,000         25,000          25,000
Distribution fee ......................................................       2,952          2,764           1,243
Trustees' fees and expenses ...........................................       3,588          3,376           2,051
Legal fees ............................................................       6,595          6,595           6,595
Audit fees ............................................................       9,001          9,001           9,001
Custodian fees ........................................................      15,880         15,790          15,811
Membership interest servicing fee .....................................      24,475         22,761          16,672
Printing fees .........................................................       2,963          2,963          2,963
Other .................................................................       2,474          2,545             772
Fees waived by administrator ..........................................      (7,327)        (7,327)         (7,327)
Fees waived and expenses reimbursed by investment advisor .............     (65,207)       (66,126)        (71,935)
                                                                        -----------   ------------    ------------
Total expenses ........................................................      58,822         53,802          25,930
                                                                        -----------   ------------    ------------
NET INVESTMENT INCOME/(LOSS) ..........................................      15,588        (10,679)        (21,512)
                                                                        -----------   ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ANDFOREIGNCURRENCY:
Realized gain/(loss) from:
Securities ............................................................    (229,418)      (290,592)        (32,819)
Foreign currency transactions .........................................          --             --              --
Change in unrealized appreciation/(depreciation) of:
Securities ............................................................   1,354,540        937,548         728,464
Foreign currency translation of other assets and liabilities in
   foreign currencies .................................................          --             --              --
                                                                        -----------   ------------    ------------
Net realized and unrealized gain on investments .......................   1,125,122        646,956         695,645
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................... $ 1,140,710   $    636,277    $    674,133
                                                                        ===========   ============    ============


               See Notes to Financial Statements.                    Pages 36-37

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                           TARGET       THE DOW(SM)      GLOBAL           S&P
                                                                         MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                        ------------   ------------    -----------    -----------
Net investment income/(loss) .......................................... $     63,954   $     94,571    $    85,674    $    22,288
Net realized gain/(loss) from investments sold and foreign currency
  transactions ........................................................     (797,463)      (668,362)      (285,078)      (785,702)
Net change in unrealized appreciation of securities
  and foreign currency transactions during the year ...................    5,670,826      1,279,321        977,124      1,820,713
                                                                        ------------   ------------    -----------    -----------
Net increase in net assets resulting from operations ..................    4,937,317        705,530        777,720      1,057,299
Net increase/(decrease) in net assets from membership
  interest transactions ...............................................    3,494,703       (655,981)       (69,364)      (270,588)
                                                                        ------------   ------------    -----------    -----------
Net increase in net assets ............................................    8,432,020         49,549        708,356        786,711

NET ASSETS:
Beginning of year .....................................................   12,056,206      4,218,543      2,341,392      4,767,418
                                                                        ------------   ------------    -----------    -----------
End of year ........................................................... $ 20,488,226   $  4,268,092    $ 3,049,748    $ 5,554,129
                                                                        ============   ============    ===========    ===========
Undistributed net investment income/(accumulated net
  investment loss) at end of year ..................................... $     87,661   $    204,774    $   245,304    $     8,364
                                                                        ============   ============    ===========    ===========




                                                                                        FIRST TRUST
                                                                          NASDAQ(R)     10 UNCOMMON     VALUE LINE(R)  FIRST TRUST
                                                                         TARGET 15        VALUES         TARGET 25       ENERGY
                                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                        ------------   ------------    ------------    -----------
Net investment income/(loss) .......................................... $    (62,474)  $    (21,576)   $    (35,165)   $      (140)
Net realized gain/(loss) from investments sold and foreign currency
  transactions ........................................................   (1,113,734)      (795,708)       (312,578)        38,188
Net change in unrealized appreciation of securities
  and foreign currency transactions during the year ...................    2,580,780      3,165,923       1,711,467        650,877
                                                                        ------------   ------------    ------------    -----------
Net increase in net assets resulting from operations ..................    1,404,572      2,348,639       1,363,724        688,925
Net increase/(decrease) in net assets from membership
  interest transactions ...............................................     (436,823)       386,444         595,660       (236,606)
                                                                        ------------   ------------    ------------    -----------
Net increase in net assets ............................................      967,749      2,735,083       1,959,384        452,319

NET ASSETS:
Beginning of year .....................................................    4,105,086      6,751,680       2,976,156      2,386,692
                                                                        ------------   ------------    ------------    -----------
End of year ........................................................... $  5,072,835   $  9,486,763    $  4,935,540    $ 2,839,011
                                                                        ============   ============    ============    ===========
Undistributed net investment income/(accumulated net
  investment loss) at end of year ..................................... $   (202,320)  $   (360,801)   $    (69,698)   $    (7,945)
                                                                        ============   ============    ============    ===========



                                                                        FIRST TRUST
                                                                         FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                         SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                        -----------   ------------    ------------
Net investment income/(loss) .......................................... $    15,588   $    (10,679)   $    (21,512)
Net realized gain/(loss) from investments sold and foreign currency
  transactions ........................................................    (229,418)      (290,592)        (32,819)
Net change in unrealized appreciation of securities
  and foreign currency transactions during the year ...................   1,354,540        937,548         728,464
                                                                        -----------   ------------    ------------
Net increase in net assets resulting from operations ..................   1,140,710        636,277         674,133
Net increase/(decrease) in net assets from membership
  interest transactions ...............................................     (73,592)        28,590         (77,913)
                                                                        -----------   ------------    ------------
Net increase in net assets ............................................   1,067,118        664,867         596,220

NET ASSETS:
Beginning of year .....................................................   3,695,835      3,456,038       1,476,937
                                                                        -----------   ------------    ------------
End of year ........................................................... $ 4,762,953   $  4,120,905    $  2,073,157
                                                                        ===========   ============    ============
Undistributed net investment income/(accumulated net
  investment loss) at end of year ..................................... $    21,442   $    (47,144)   $    (73,579)
                                                                        ===========   ============    ============






STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                           TARGET       THE DOW(SM)       GLOBAL          S&P
                                                                        MANAGED VIP      DART 10        TARGET 15      TARGET 24
                                                                        PORTFOLIO(A)    PORTFOLIO       PORTFOLIO     PORTFOLIO(B)
                                                                        ------------   ------------    -----------    -----------
Net investment income/(loss) .......................................... $      3,954   $     71,093    $    73,266    $    (5,369)
Net realized loss from investments sold and foreign currency
   transactions .......................................................     (395,174)      (493,357)       (36,037)      (186,949)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the year ..................     (973,021)      (653,771)      (470,911)      (754,323)
                                                                        ------------   ------------    -----------    -----------
Net decrease in net assets resulting from operations ..................   (1,364,241)    (1,076,035)      (433,682)      (946,641)
Net increase/(decrease) in net assets from membership
   interest transactions ..............................................   11,294,401      1,230,239        484,492      2,252,584
                                                                        ------------   ------------    -----------    -----------
Net increase/(decrease) in net assets .................................    9,930,160        154,204         50,810      1,305,943

NET ASSETS:
Beginning of year .....................................................    2,126,046      4,064,339      2,290,582      3,461,475
                                                                        ------------   ------------    -----------    -----------
End of year ........................................................... $ 12,056,206   $  4,218,543    $ 2,341,392    $ 4,767,418
                                                                        ============   ============    ===========    ===========
Undistributed net investment income/(accumulated net
   investment loss) at end of year .................................... $     23,707   $    110,203    $   159,630        (13,924)
                                                                        ============   ============    ===========    ===========


                                                                                        FIRST TRUST
                                                                          NASDAQ(R)     10 UNCOMMON    VALUE LINE(R)   FIRST TRUST
                                                                         TARGET 15        VALUES         TARGET 25       ENERGY
                                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO(C)     PORTFOLIO
                                                                        ------------   ------------    ------------    -----------
Net investment income/(loss) .......................................... $    (62,001)    $  (76,886)   $    (19,089)   $    (4,065)
Net realized loss from investments sold and foreign currency
   transactions .......................................................   (1,246,818)    (3,423,955)       (236,139)      (229,047)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the year ..................     (323,053)    (1,060,945)       (345,912)        33,158
                                                                        ------------   ------------    ------------    -----------
Net decrease in net assets resulting from operations ..................   (1,631,872)    (4,561,786)       (601,140)      (199,954)
Net increase/(decrease) in net assets from membership
   interest transactions ..............................................      943,998     (1,956,925)      3,077,867        517,628
                                                                        ------------   ------------    ------------    -----------
Net increase/(decrease) in net assets .................................     (687,874)    (6,518,711)      2,476,727        317,674

NET ASSETS:
Beginning of year .....................................................    4,792,960     13,270,391         499,429      2,069,018
                                                                        ------------   ------------    ------------    -----------
End of year ........................................................... $  4,105,086   $  6,751,680    $  2,976,156      2,386,692
                                                                        ============   ============    ============    ===========
Undistributed net investment income/(accumulated net
   investment loss) at end of year .................................... $  (139,846)   $   (339,225)   $    (34,533)   $    (7,805)
                                                                        ============   ============    ============    ===========

                                                                        FIRST TRUST
                                                                         FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                         SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                         PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                                        -----------   ------------    ------------
Net investment income/(loss) .......................................... $     7,275   $    (18,077)   $    (23,606)
Net realized loss from investments sold and foreign currency
   transactions .......................................................    (111,600)      (641,479)       (501,496)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the year ..................    (629,377)      (703,251)       (506,433)
                                                                        -----------   ------------    ------------
Net decrease in net assets resulting from operations ..................    (733,702)    (1,362,807)     (1,031,535)
Net increase/(decrease) in net assets from membership
   interest transactions ..............................................   1,307,576      1,042,020         769,896
                                                                        -----------   ------------    ------------
Net increase/(decrease) in net assets .................................     573,874       (320,787)       (261,639)

NET ASSETS:
Beginning of year .....................................................   3,121,961      3,776,825       1,738,576
                                                                        -----------   ------------    ------------
End of year ........................................................... $ 3,695,835   $  3,456,038    $  1,476,937
                                                                        ===========   ============    ============
Undistributed net investment income/(accumulated net
   investment loss) at end of year .................................... $     5,854   $    (36,465)   $    (52,067)
                                                                        ===========   ============    ============

-------------------------------
 (a) Formerly Dow Target 5 Portfolio
 (b) Formerly S&P Target 10 Portfolio
 (c) Formerly First Trust Internet Portfolio

Page 38-39               See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                           TARGET       THE DOW(SM)      GLOBAL           S&P
                                                                         MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                        ------------   ------------    -----------    -----------
AMOUNT:
Sold .................................................................. $  6,491,231   $    528,931    $   442,713    $   856,597
Redeemed ..............................................................   (2,996,528)    (1,184,912)      (512,077)    (1,127,185)
                                                                        ------------   ------------    -----------    -----------
Net increase/(decrease) ............................................... $  3,494,703   $   (655,981)   $   (69,364)   $  (270,588)
                                                                        ============   ============    ===========    ===========

MEMBERSHIP INTERESTS:
Sold ..................................................................      932,821         74,736         50,396        127,183
Redeemed ..............................................................     (449,605)      (168,888)       (58,625)      (174,880)
                                                                        ------------   ------------    -----------    -----------
Net increase/(decrease) ...............................................      483,216        (94,152)        (8,229)       (47,697)
                                                                        ============   ============    ===========    ===========


                                                                                        FIRST TRUST
                                                                          NASDAQ(R)     10 UNCOMMON     VALUE LINE(R)  FIRST TRUST
                                                                         TARGET 15        VALUES         TARGET 25       ENERGY
                                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                        ------------   ------------    ------------    -----------
AMOUNT:
Sold .................................................................. $    376,708   $  2,798,926    $    944,839    $   501,970
Redeemed ..............................................................     (813,531)    (2,412,482)       (349,179)      (738,576)
                                                                        ------------   ------------    ------------    -----------
Net increase/(decrease) ............................................... $   (436,823)  $    386,444    $    595,660    $  (236,606)
                                                                        ============   ============    ============    ===========

MEMBERSHIP INTERESTS:
Sold ..................................................................       46,943        669,416         348,544         43,452
Redeemed ..............................................................     (102,521)      (620,367)       (130,122)       (64,944)
                                                                        ------------   ------------    ------------    -----------
Net increase/(decrease) ...............................................      (55,578)        49,049         218,422        (21,492)
                                                                        ============   ============    ============    ===========


                                                                        FIRST TRUST
                                                                         FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                         SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                        -----------   ------------    ------------
AMOUNT:
Sold .................................................................. $   752,422   $    743,179    $    221,143
Redeemed ..............................................................    (826,014)      (714,589)       (299,056)
                                                                        -----------   ------------    ------------
Net increase/(decrease) ............................................... $   (73,592)  $     28,590    $    (77,913)
                                                                        ===========   ============    ============

MEMBERSHIP INTERESTS:
Sold ..................................................................      64,632         77,273          53,103
Redeemed ..............................................................     (76,407)       (78,898)        (72,099)
                                                                        -----------   ------------    ------------
Net increase/(decrease) ...............................................     (11,775)        (1,625)        (18,996)
                                                                        ===========   ============    ============




STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                           TARGET       THE DOW(SM)       GLOBAL          S&P
                                                                         MANAGED VIP     DART 10        TARGET 15      TARGET 24
                                                                        PORTFOLIO(A)    PORTFOLIO       PORTFOLIO     PORTFOLIO(B)
                                                                        ------------   ------------    -----------    -----------
AMOUNT:
Sold .................................................................. $ 12,855,619   $  3,235,054    $ 1,592,177    $ 4,173,128
Redeemed ..............................................................   (1,561,218)    (2,004,815)    (1,107,685)    (1,920,544)
                                                                        ------------   ------------    -----------    -----------
Net increase/(decrease) ............................................... $ 11,294,401   $  1,230,239    $   484,492    $ 2,252,584
                                                                        ============   ============    ===========    ===========

MEMBERSHIP INTERESTS:
Sold ..................................................................    1,853,224        392,472        168,300        590,853
Redeemed ..............................................................     (248,098)      (264,153)      (121,163)      (295,740)
                                                                        ------------   ------------    -----------    -----------
Net increase/(decrease) ...............................................    1,605,126        128,319         47,137        295,113
                                                                        ============   ============    ===========    ===========


                                                                                        FIRST TRUST
                                                                          NASDAQ(R)    10 UNCOMMON     VALUE LINE(R)   FIRST TRUST
                                                                         TARGET 15        VALUES          TARGET 25       ENERGY
                                                                          PORTFOLIO     PORTFOLIO      PORTFOLIO(C)     PORTFOLIO
                                                                        ------------   ------------    ------------    -----------
AMOUNT:
Sold .................................................................. $  2,621,776   $  2,371,843    $  3,563,808    $ 1,780,037
Redeemed ..............................................................   (1,677,778)    (4,328,768)       (485,941)    (1,262,409)
                                                                        ------------   ------------    ------------    -----------
Net increase/(decrease) ............................................... $    943,998   $ (1,956,925)   $  3,077,867    $   517,628
                                                                        ============   ============    ============    ===========

MEMBERSHIP INTERESTS:
Sold ..................................................................      305,610        556,259       1,306,088        157,085
Redeemed ..............................................................     (222,515)    (1,033,295)       (168,102)       (18,924)
                                                                        ------------   ------------    ------------    -----------
Net increase/(decrease) ...............................................       83,095       (477,036)      1,137,986         38,161
                                                                        ============   ============    ============    ===========


                                                                        FIRST TRUST
                                                                         FINANCIAL    FIRST TRUST     FIRST TRUST
                                                                          SERVICES   PHARMACEUTICAL    TECHNOLOGY
                                                                         PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                                        -----------   ------------    ------------
AMOUNT:
Sold .................................................................. $ 2,640,274   $  2,791,401    $  1,634,092
Redeemed ..............................................................  (1,332,698)    (1,749,381)       (864,196)
                                                                        -----------   ------------    ------------
Net increase/(decrease) ............................................... $ 1,307,576   $  1,042,020    $    769,896
                                                                        ===========   ============    ============

MEMBERSHIP INTERESTS:
Sold ..................................................................     226,267        271,323         341,050
Redeemed ..............................................................    (123,839)      (184,772)       (205,423)
                                                                        -----------   ------------    ------------
Net increase/(decrease) ...............................................     102,428         86,551         135,627
                                                                        ===========   ============    ============

---------------------------
 (a) Formerly Dow Target 5 Portfolio
 (b) Formerly S&P Target 10 Portfolio
 (c) Formerly First Trust Internet Portfolio

                        See Notes to Financial Statements.           Pages 40-41

FINANCIAL HIGHLIGHTS

TARGET MANAGED VIP PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03       12/31/02(A)      12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $      6.47     $      8.19    $      8.62    $     8.04     $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ....................        0.02           (0.00)++#       0.18++        0.06            0.05
 Net realized and unrealized gain/(loss) on
   investments ...................................        2.24           (1.72)         (0.61)         0.52           (2.01)
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        2.26           (1.72)         (0.43)         0.58           (1.96)
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $      8.73     $      6.47    $      8.19    $     8.62     $      8.04
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       34.93%         (21.00)%        (4.99)%        7.21%         (19.60)%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $    20,488     $    12,056    $     2,126    $      262     $        80
 Ratio of operating expenses to average
   net assets ....................................        1.47%           1.47%          1.47%         1.47%           1.47%**
 Ratio of net investment income to average
   net assets ....................................        0.41%           0.06%          2.20%         2.45%           2.28%**
 Portfolio turnover rate .........................       72.28%          78.53%         47.95%        54.04%          --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        1.69%           2.73%         12.69%        74.48%         215.88%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
#    Amount represents less than $0.01 per share.
(a)  Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the
     Fund changed its name from the Dow(SM) Target 5 Portfolio to the Target Managed VIP Portfolio.
     The Fund's primary investment strategy was also changed. The performance figures provided include the Fund's performance prior to the name change and the change of the primary investment strategy.



Page 42                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOW(SM) DART10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03         12/31/02       12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $      6.98     $      8.54    $     10.02    $      9.22    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................        0.22            0.12++         0.14++         0.05           0.02
 Net realized and unrealized gain/(loss) on
   investments ...................................        1.17           (1.68)         (1.62)          0.75          (0.80)
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        1.39           (1.56)         (1.48)          0.80          (0.78)
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $      8.37     $      6.98    $      8.54    $     10.02    $      9.22
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       19.91%         (18.27)%       (14.77)%         8.68%         (7.80)%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $     4,268     $     4,219    $     4,064    $     1,110    $       101
 Ratio of operating expenses to average
   net assets ....................................        1.47%           1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income to average
   net assets ....................................        2.37%           1.52%          1.53%          1.19%          1.01%**
 Portfolio turnover rate .........................       78.12%          76.19%         38.16%         33.59%          --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        3.27%           3.13%          5.59%         14.84%        182.94%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

               See Notes to Financial Statements.                        Page 43

FINANCIAL HIGHLIGHTS

GLOBAL TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03         12/31/02       12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $      8.24     $      9.66    $      9.90    $      9.71    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................        0.33            0.25++         0.26++         0.15           0.06
 Net realized and unrealized gain/(loss) on
   investments ...................................        2.48           (1.67)         (0.50)          0.04          (0.35)
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        2.81           (1.42)         (0.24)          0.19          (0.29)
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $     11.05     $      8.24    $      9.66    $      9.90    $      9.71
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       34.10%         (14.70)%        (2.42)%         1.96%         (2.90)%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $     3,050     $     2,341    $     2,291    $     1,853    $       252
 Ratio of operating expenses to average
   net assets ....................................        1.47%           1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income to average
   net assets ....................................        3.36%           2.73%          2.77%          5.93%          2.77%**
 Portfolio turnover rate .........................       65.57%          56.92%        105.85%         20.39%          --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        4.51%           4.50%          6.73%         14.89%         51.39%**

--------------------------------------------------
 *   The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

Page 44                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P TARGET 24 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03       12/31/02(A)       12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $      6.14     $      7.19    $      9.54    $     11.83    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment gain/(loss) ......................        0.03           (0.01)         (0.01)++       (0.03)         (0.02)
 Net realized and unrealized gain/(loss) on
   investments ...................................        1.45           (1.04)         (2.34)         (2.26)          1.85
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        1.48           (1.05)         (2.35)         (2.29)          1.83
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $      7.62     $      6.14    $      7.19    $      9.54    $     11.83
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       24.10%         (14.60)%       (24.63)%       (19.36)%        18.30%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $     5,554     $     4,767    $     3,461    $     1,501    $       273
 Ratio of operating expenses to average
   net assets ....................................        1.47%           1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income/(loss) to
   average net assets ............................        0.46%          (0.10)%        (0.07)%        (0.71)%        (1.04)%**
 Portfolio turnover rate .........................       84.37%         199.84%         95.30%         64.22%          --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        2.89%           2.96%          5.67%         10.85%         96.12%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
(a)  Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the
     Fund changed its name from the S&P Target 10 Portfolio to the S&P Target 24 Portfolio. The
     Fund's primary investment strategy was also changed. The performance figures provided include the Fund's performance prior to the name change and the change of the primary investment strategy.



                      See Notes to Financial Statements.                 Page 45

FINANCIAL HIGHLIGHTS

NASDAQ(R) TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03         12/31/02       12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $      6.83     $      9.25    $     12.88    $     14.60    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .............................       (0.14)          (0.08)         (0.13)++       (0.16)         (0.05)++
 Net realized and unrealized gain/(loss) on
   investments ...................................        2.60           (2.34) .       (3.50)         (1.56)          4.65
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        2.46           (2.42)         (3.63)         (1.72)          4.60
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $      9.29     $      6.83    $      9.25    $     12.88    $     14.60
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       36.02%         (26.16)%       (28.18)%       (11.78)%        46.00%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $     5,073     $     4,105    $     4,793    $     2,688    $       410
 Ratio of operating expenses to average
   net assets ....................................        1.47%           1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment loss to average
   net assets ....................................       (1.34)%         (1.25)%        (1.31)%        (1.46)%        (1.44)%**
 Portfolio turnover rate .........................       83.41%          97.68%         63.71%         72.40%          --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        2.96%           3.03%          4.32%          5.47%         90.16%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

Page 46                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03         12/31/02       12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $      3.41     $      5.40    $      8.39    $     11.40    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .............................       (0.01)          (0.03)++       (0.07)         (0.02)         (0.02)
 Net realized and unrealized gain/(loss) on
   investments ...................................        1.27           (1.96)         (2.92)         (2.99)          1.42
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        1.26           (1.99)         (2.99)         (3.01)          1.40
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $      4.67     $      3.41    $      5.40    $      8.39    $     11.40
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       36.95%         (36.85)%       (35.64)%       (26.40)%        14.00%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $     9,487     $     6,752    $    13,270    $    22,123    $       125
 Ratio of operating expenses to average
   net assets ....................................        1.37%           1.37%          1.37%          1.37%          1.47%**
 Ratio of net investment loss to average
   net assets ....................................       (0.29)%         (0.78)%        (1.00)%        (1.15)%        (0.65)%**
 Portfolio turnover rate .........................      117.04%         105.51%        149.77%         98.80%          --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        2.36%           2.29%          2.28%          2.47%        144.82%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

                         See Notes to Financial Statements.             Page 47

FINANCIAL HIGHLIGHTS

VALUE LINE(R) TARGET 25 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03       12/31/02(A)     12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $      2.37     $      4.15    $      9.32    $     16.33    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .............................       (0.02)          (0.03)++       (0.06)         (0.03)         (0.04)
 Net realized and unrealized gain/(loss) on
   investments ...................................        0.99           (1.75)         (5.11)         (6.98)          6.37
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        0.97           (1.78)         (5.17)         (7.01)          6.33
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $      3.34     $      2.37    $      4.15    $      9.32    $     16.33
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       40.93%         (42.89)%       (55.47)%       (42.93)%        63.30%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $     4,936     $     2,976    $       499    $     1,131    $       187
 Ratio of operating expenses to average
   net assets ....................................        1.47%           1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment loss to average
   net assets ....................................       (0.92)%         (1.22)%        (1.42)%        (1.40)%        (1.37)%**
 Portfolio turnover rate .........................       74.04%          48.99%        209.84%         71.51%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        3.36%           6.72%         19.43%         16.73%        136.02%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
(a)  Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the
     Fund changed its name from the First Trust Internet Portfolio to the ValueLine(R) Target 25
     Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided include the Fund's performance prior to the name change and the change of the primary investment strategy.



Page 48                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST ENERGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03        12/31/02       12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $     10.78     $     11.29    $     15.87    $     11.23    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment gain/(loss) ......................        0.00#          (0.02)++       (0.04)++       (0.02)         (0.01)
 Net realized and unrealized gain/(loss) on
   investments ...................................        3.42           (0.49)         (4.54)          4.66           1.24
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        3.42           (0.51)         (4.58)          4.64           1.23
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $     14.20     $     10.78    $     11.29    $     15.87    $     11.23
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       31.73%          (4.52)%       (28.86)%        41.32%         12.30%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $     2,839     $     2,387    $     2,069    $       498    $       114
 Ratio of operating expenses to average
   net assets ....................................        1.47%           1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income/(loss) to
   average net assets ............................       (0.01)%         (0.16)%        (0.29)%        (0.50)%        (0.50)%**
 Portfolio turnover rate .........................       32.18%          55.39%        113.79%         28.14%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        4.69%           4.66%         10.87%         44.00%        111.63%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
#    Amount represents less than $0.01 per share.

               See Notes to Financial Statements.                        Page 49

FINANCIAL HIGHLIGHTS

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03        12/31/02       12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $     10.00     $     11.68    $     13.09    $     10.49    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment gain/(loss) ......................        0.04            0.02          (0.00)++#      (0.01)         (0.00)#
 Net realized and unrealized gain/(loss) on
   investments ...................................        3.26           (1.70)         (1.41)          2.61           0.49
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        3.30           (1.68)         (1.41)          2.60           0.49
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $     13.30     $     10.00    $     11.68    $     13.09    $     10.49
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       33.00%         (14.38)%       (10.77)%        24.79%          4.90%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $     4,763     $     3,696    $     3,122    $     1,031    $       130
 Ratio of operating expenses to average
   net assets ....................................        1.47%           1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment income/(loss) to
   average net assets ............................        0.39%           0.18%         (0.01)%        (0.17)%        (0.19)%**
 Portfolio turnover rate .........................       52.32%          29.62%        127.11%        154.13%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        3.29%           3.37%          6.72%         13.62%        115.60%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
#    Amount represents less than $0.01 per share.

Page 50                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03        12/31/02       12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ...........  $      8.65     $     12.06    $     13.54    $     10.37    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ............................        (0.03)          (0.03)         (0.09)++       (0.03)         (0.02)
 Net realized and unrealized gain/(loss) on
   investments ..................................         1.73           (3.38)         (1.39)          3.20           0.39
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ...............         1.70           (3.41)         (1.48)          3.17           0.37
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................  $     10.35     $      8.65    $     12.06    $     13.54    $     10.37
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ..................................        19.65%         (28.28)%       (10.93)%        30.57%          3.70%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ...........  $     4,121     $     3,456    $     3,777    $     1,267    $       135
 Ratio of operating expenses to average
   net assets ...................................         1.47%           1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment loss to average
   net assets ...................................        (0.29)%         (0.49)%        (0.73)%        (0.61)%        (0.79)%**
 Portfolio turnover rate ........................        44.85%          72.48%         50.46%         88.46%         --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ..........................         3.48%           3.64%          5.96%         13.46%        147.68%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

                See Notes to Financial Statements.                       Page 51

FINANCIAL HIGHLIGHTS

FIRST TRUST TECHNOLOGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      YEAR            YEAR           YEAR           YEAR          PERIOD
                                                      ENDED           ENDED          ENDED          ENDED          ENDED
                                                    12/31/03        12/31/02       12/31/01       12/31/00       12/31/99*
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of period ............ $      3.39     $      5.79    $     10.25    $     13.41    $     10.00
                                                   -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .............................       (0.06)          (0.06)++       (0.09)++       (0.10)         (0.03)
 Net realized and unrealized gain/(loss) on
   investments ...................................        1.64           (2.34)         (4.37)         (3.06)          3.44
                                                   -----------     -----------    -----------    -----------    -----------
 Total from investment operations ................        1.58           (2.40)         (4.46)         (3.16)          3.41
                                                   -----------     -----------    -----------    -----------    -----------
 Net asset value, end of period .................. $      4.97     $      3.39    $      5.79    $     10.25    $     13.41
                                                   ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+ ...................................       46.61%         (41.45)%       (43.51)%       (23.56)%        34.10%
                                                   ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............ $     2,073     $     1,477    $     1,739    $     1,046    $       162
 Ratio of operating expenses to average
   net assets ....................................        1.47%           1.47%          1.47%          1.47%          1.47%**
 Ratio of net investment loss to average
   net assets ....................................       (1.22)%         (1.37)%        (1.38)%        (1.42)%        (1.38)%**
 Portfolio turnover rate .........................       33.81%          60.86%        185.60%         98.66%          --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................        5.96%           6.23%          9.38%         11.39%        115.26%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.


Page 52                 See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                  FIRST DEFINED PORTFOLIO FUND, LLC
                                          DECEMBER 31, 2003

                                 1. SIGNIFICANT ACCOUNTING POLICIES

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a "Delaware limited liability company" on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, the DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio, (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio, (the "Sector Funds"), (each, a "Fund," collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest," collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B"), a Prudential Financial Company, to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Funds have indirect rights to the Registrant's Interest. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined under the direction of, the Board of Trustees of the Registrant. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price or the NASDAQ Official Close Price ("NOCP") on the day of valuation or, if there was no sale that day, at the mean between the most recent bid and ask prices. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the closing bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by First Trust Advisors L.P. ("First Trust") under the direction of the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2003

Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all dividends paid by a Fund will be reinvested by the Fund.

FEDERAL INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to comply with the provisions of Section 817(h) of the Internal Revenue Code, which imposes certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant are allocated to all the Funds based upon the average net assets of each Fund.

          2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets.

From time to time First Trust may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. First Trust has voluntarily undertaken to waive its fees and reimburse expenses through September 30, 2004, so that total expenses do not exceed 1.47% of each Fund's average daily net assets. However, with respect to First Trust 10 Uncommon Values Portfolio, First Trust has agreed to waive fees and reimburse expenses through September 30, 2004, so that total expenses do not exceed 1.37% of the average daily net asset value of the Fund. The fees waived and reimbursed, for the year ended December 31, 2003, by the advisor, are as follows:

                                             FEES WAIVED   EXPENSES REIMBURSED
                                            -------------  -------------------
Target Managed VIP Portfolio ...............   $26,318           $    339
The Dow(SM) DART 10 Portfolio ................  23,989             40,748
Global Target 15 Portfolio .................    15,309             54,932
S&P Target 24 Portfolio ....................    29,301             32,862
NASDAQ Target 15 Portfolio .................    27,883             34,152
First Trust 10 Uncommon Values Portfolio ...    45,185             21,919
Value Line(R)Target 25 Portfolio ...........    22,829             41,697
First Trust Energy Portfolio ...............    14,504             56,084
First Trust Financial Services Portfolio ...    23,928             41,279
First Trust Pharmaceutical Portfolio .......    21,960             44,166
First Trust Technology Portfolio ...........    10,584             61,351

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2003

PFPC, Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements. During 2003, PFPC agreed to a 30% reduction in the minimum fees for administrative and accounting services charged to the First Defined Portfolio Fund, LLC. This was agreed to because of the new closed-end funds started by First Trust during the year, for which PFPC also provided these services.

Effective December 4, 2003, PFPC Trust Company serves as the Fund's custodian. Prior to December 4, 2003, J.P. Morgan Chase & Company served as the custodian to the Funds.

No officer or employee of First Trust or First Trust Portfolios L.P. ("FTP") received any compensation from the Registrant for serving as an officer or Trustee of the Registrant. The Registrant pays each Trustee who is not an officer or employee of First Trust or FTP or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                              3. DISTRIBUTION PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

FTP serves as the selling agent and distributor of Interests of the Funds. In this capacity, FTP manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Board of Trustees.

Payments under the Plan were suspended on May 1, 2003 for all the Funds with the exception of the First Trust 10 Uncommon Values Portfolio. During 2003, all service fees received by First Trust, were paid to American Skandia, with no portion of such fees retained by First Trust. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended December 31, 2003, were as follows:

                                              PURCHASES       SALES
                                             -----------    ----------

Target Managed VIP Portfolio ............... $14,854,048   $11,251,510
The Dow(SM) DART 10 Portfolio ................ 3,111,914     3,620,642
Global Target 15 Portfolio .................   1,701,723     1,704,556
S&P Target 24 Portfolio ....................   4,109,760     4,375,955
NASDAQ Target 15 Portfolio .................   3,868,402     4,367,168
First Trust 10 Uncommon Values Portfolio ...   9,247,167     8,911,108
Value Line(R)Target 25 Portfolio ...........   3,370,560     2,807,297
First Trust Energy Portfolio ...............     782,365     1,069,593
First Trust Financial Services Portfolio ...   2,082,668     2,185,050
First Trust Pharmaceutical Portfolio .......   1,635,099     1,666,195
First Trust Technology Portfolio ...........     594,275       725,452

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2003

                            5. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                            6. CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities law or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities, which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Fund to greater market fluctuations than is experienced by a diversified fund. Each Fund is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800)-988-5891 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov, when required to be filed pursuant to applicable regulations.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE INTEREST HOLDERS AND BOARD OF TRUSTEES OF FIRST DEFINED PORTFOLIO FUND,
LLC:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Defined Portfolio Fund, LLC (the "Funds", comprising respectively, Target Managed VIP Portfolio, The DowSM Dart 10 Portfolio, Global Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, Value Line(R) Target 25 Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio) as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from October 6, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the First Defined Portfolio Fund, LLC as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from October 6, 1999 to December 31, 1999 in conformity with accounting principles generally accepted in the United States.

[GRAPHIC OMITTED]
ERNST AND YOUNG LLP

Boston, Massachusetts
February 4, 2004

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2003

                         BOARD OF TRUSTEES AND OFFICERS
                                   (UNAUDITED)

Information pertaining to the Trustees and officers* of the Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 621-1675.

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
      NAME, DOB, ADDRESS AND      TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                        DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard Erickson, Trustee        o Indefinite term      Physician, Sportsmed/       14 portfolios          Trustee, First Trust
D.O.B. 04/51                     o 4 years served       Wheaton Orthopedics                                Value Line(R) Dividend
327 Gundersen Drive                                                                                        Fund, First Trust/Four
Carol Stream, IL 60188                                                                                     Corners Senior
                                                                                                           Floating Rate Income
                                                                                                           Fund and First Trust
                                                                                                           Value Line(R) 100 Fund


Niel Nielson, Trustee            o Indefinite term      President, Covenant         14 portfolios          Director of Good News
D.O.B. 03/54                     o 4 years served       College (June 2002-Present)                        Publishers; Trustee,
14049 Scenic Highway                                    Pastor (1997 to June 2002),                        First Trust Value
Lookout Mt, GA 30750                                    College Church in Wheaton                          Line(R)Dividend Fund,
                                                                                                           First Trust/Four
                                                                                                           Corners Senior
                                                                                                           Floating Rate Income
                                                                                                           Fund and First Trust
                                                                                                           Value Line(R)100 Fund




------------------------------------------------------------------------------------------------------------------------------------
                                                          INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen, Trustee          o Indefinite term      President, First Trust       14 portfolios         Chairman of the Board
President, Chairman of the       o 4 years served       Advisors and First Trust                           of Directors, BondWave
Board and CEO                                           Portfolios; Chairman of the                        LLC
D.O.B. 09/55                                            Board, BondWave LLC
1001 Warrenville Road
Suite 300
Lisle, IL 60532



------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICER(S) WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Robert F. Carey, Vice            o Indefinite term      Senior Vice President,             N/A                      N/A
President                        o 4 years served       First Trust Advisors and
D.O.B. 07/63                                            First Trust Portfolios
1001 Warrenville Road
Suite 300
Lisle, IL 60532

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------



                            FIRST DEFINED PORTFOLIO FUND, LLC
                                    DECEMBER 31, 2003

                       BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
                                       (UNAUDITED)

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
      NAME, DOB, ADDRESS AND      TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT TRUSTEES - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley, Treasurer,       o Indefinite term     Chief Financial                   N/A                   N/A
Controller, Chief Financial       o 4 years served      Officer, Managing
Officer, Chief Accounting                               Director, First
Officer                                                 Trust Advisors and
D.O.B. 11/57                                            First Trust
1001 Warrenville Road                                   Portfolios; Chief
Suite 300                                               Financial Officer,
Lisle, IL 60532                                         BondWave LLC




W. Scott Jardine, Secretary       o Indefinite term     General Counsel,                  N/A                   N/A
D.O.B. 05/60                      o 4 years served      First Trust Advisors
1001 Warrenville Road                                   and First Trust
Suite 300                                               Portfolios;
Lisle, IL 60532                                         Secretary, BondWave
                                                        LLC


Roger Testin                      o Indefinite term     Senior Vice                       N/A                   N/A
Vice President                    o 2 years served      President, First
D.O.B. 06/66                                            Trust Advisors;
1001 Warrenville Road                                   Analyst, Dolan
Suite 300                                               Capital Management;
Lisle, IL 60532                                         Investment
                                                        Supervisor, Zurich
                                                        Kemper Investments


Susan M. Brix                     o Indefinite term     Representative,                   N/A                   N/A
Assistant Vice President          o 4 years served      First Trust
D.O.B. 01/60                                            Portfolios;
1001 Warrenville Road                                   Assistant Portfolio
Suite 300                                               Manager, First Trust
Lisle, IL 60532                                         Advisors

------------
 * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                     This Page Left Blank Intentionally.

                     This Page Left Blank Intentionally.

ITEM 2.              CODE OF ETHICS.

         (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

         (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

         (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.              AUDIT COMMITTEE FINANCIAL EXPERT.

         During the period covered by this report, Registrant's Board of Trustees has determined that it does not have an "audit committee financial expert" serving on its Audit Committee. While Registrant believes that each of the members of its Audit Committee has sufficient knowledge of accounting principles and financial statements to serve on the Audit Committee, none has the requisite experience to qualify as an "audit committee financial expert," as such term is defined by the Securities and Exchange Commission. The Board of Trustees appointed such a person for election to the Board and its Audit Committee at the March 8, 2004 Board meeting. At this meeting, the Registrant appointed Thomas Kadlec to the Board and determined that he is qualified to serve as the audit committee financial expert and that he is independent.

ITEM 4.              PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES -- The aggregate fees billed for each of the last two fiscal years ending December 31, 2003 and 2002, for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $108,000 and $98,296, respectively.

         (b) AUDIT RELATED FEES -- The aggregate fees billed in each of the last two fiscal years ending December 31, 2003 and 2002, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0, respectively.

         (c) TAX FEES -- The aggregate fees billed in each of the last two fiscal years ending December 31, 2003 and 2002, for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 and $0, respectively.

         (d) ALL OTHER FEES -- The aggregate fees billed in each of the last two fiscal years ending December 31, 2003 and 2002, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0, respectively.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter, the audit committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee and shall report any such pre-approval to the full Committee.

         The Committee is also responsible for the approval of the independent auditor's engagements for non-audit services with the registrant's management (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Fund's management (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b) Not Applicable.

                (c) Not Applicable.

                (d) Not Applicable.

         The percentage of services  described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                (b) Not Applicable.

                (c) Not Applicable.

                (d) Not Applicable.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years ending December 31, 2003 and 2002 of the registrant was $0 and $0, respectively.

         (h) Not applicable. The registrant's independent auditors do not currently provide non-audit services to the registrant's investment adviser or any of its control affiliates that provide ongoing services to the registrant.

ITEM 5.              AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.              [RESERVED].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.              SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.             CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.             EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, President, Chairman & Chief Executive Officer
                           (principal executive officer)

Date                       MARCH 10, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, President, Chairman & Chief Executive Officer
                           (principal executive officer)

Date                       MARCH 10, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief
                           Accounting Officer
                           (principal financial officer)

Date                       MARCH 10, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.